         As filed with the Securities and Exchange Commission on April 19, 2006
                                                        1933 Act No. ___________
                                                        1940 Act No. 811-21891

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

             Pre-Effective Amendment No.                                [ ]

             Post-Effective Amendment No.                               [ ]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

             Amendment No.                                              [ ]

                        (Check appropriate box or boxes)

                               CHESWOLD LANE FUNDS
               (Exact Name of Registrant as Specified in Charter)

            100 Front Street, Suite 960, West Conshohocken, PA 19428
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 940-5330
              (Registrant's Telephone Number, including Area Code)

                SR Services, LLC, 300 Delaware Avenue, Suite 800
                  Wilmington, New Castle County, Delaware 19801
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                             Michael D. Mabry, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ] on (date) pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment which specifically  states that this Registration  Statement shall  thereafter  become  effective  in  accordance  with  Section  8(a) of the
Securities  Act of  1933 or  until  this  Registration  Statement  shall  become effective on such date as the Commission,  acting pursuant to such Section 8(a), may determine.

     This Initial Registration Statement on Form N-1A includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Part A - Prospectus

     4.   Part B - Statement of Additional Information

     5.   Part C - Other Information

     6.   Signatures

     7.   Exhibits

                 Preliminary Prospectus dated [_________], 2006
                              Subject to Completion

                               CHESWOLD LANE FUNDS

                 Cheswold Lane International High Dividend Fund

                              Institutional Shares
                                   Prospectus

                                 [_______], 2006

           The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.

  The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the
   Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Table of Contents

Risk/Return Summary
     What is the Fund's Investment Objective?
     What are the Fund's Principal Investment Strategies?
     What are the Main Risks of investing in the Fund?
     Who should invest in the Fund?
     Performance Information
Fees and Expenses
More Information about the Fund's Strategies and     Investments
More Information on the Risks of Investing in the Fund
Management of the Fund
Shareholder Information
     Pricing of Fund Shares
     How to Buy Fund Shares
     How to Sell Fund Shares
     Valuation of Portfolio Securities and Use of Fair Value Pricing
     Frequent Trading of Fund Shares
     Distributions and Taxes
Financial Highlights
Appendix
Additional Information                                                Back cover

Risk/Return Summary
What is the Fund's Investment Objective?
The Fund seeks long-term growth of income and capital appreciation.

What are the Fund's Principal Investment Strategies?
Under  normal  circumstances,  the Fund  invests in a  diversified  portfolio of dividend paying common or ordinary stocks and, to a lesser extent,  other equity securities (including  convertible and preferred stocks) of companies located in developed  markets  outside of the United  States.  The Fund  considers  foreign developed  markets to consist of those  countries  that are  represented  in the
Morgan  Stanley  Capital  International,  Inc.(R)EAFE(R)Index  (the  "MSCI  EAFE
Index"). The MSCI EAFE Index is currently comprised of common or ordinary shares of companies that are located in 21 developed  countries in Europe,  Australasia and the Far East. The Fund intends to diversify its investments across different countries  and  regions.  The  percentage  of  the  Fund's  assets  invested  in particular  countries  or  regions  will  change  from time to time based on the judgment of the Fund's investment advisor,  Cheswold Lane Asset Management,  LLC
(the "Advisor").

The Fund  invests in  medium-to-large  well-established  companies  based on the standards of the  applicable  country's  stock market.  The Fund will  generally invest in companies with market  capitalizations in excess of U.S. $2.0 billion.
Typically, the Fund's portfolio will include approximately 45 to 60 issuers.

The Advisor  follows a value style of  investing.  The Advisor  believes  that a portfolio of stocks with high dividend  yields and low  valuations  will deliver superior  risk-adjusted  returns  over time.  Under  normal  circumstances,  the
Advisor  anticipates  that the Fund will have a dividend  yield above the median dividend yield of the MSCI EAFE Index.  Additionally,  the Advisor's  investment strategy  seeks to  construct  a  portfolio  of  foreign  stocks  that  have the potential to increase their dividends over time.

When  selecting  investments  for the Fund, the Advisor first uses the following quantitative  characteristics  to highlight  attractive  stocks for  fundamental research:

o    Dividend Yield
o    Price/Cash Flow
o    Return on Invested Capital
o    Price/Earnings
o    Dividend Growth Rate
o    Balance Sheet Strength

The Advisor then performs  bottom-up,  fundamental  research to make  investment decisions for the Fund.  Some of the factors that the Advisor  considers in this process include:

o    Long term revenue, earnings and dividend growth prospects
o    Industry and company market trends
o    Competitive landscape
o    Research and development productivity/New product innovation
o    Quality of management
o    Capital intensity

Generally,  a security  is sold when it reaches  its target  price  based on the
Advisor's  fundamental  valuation  approach or when the Advisor concludes that a company's  business or an industry's  fundamentals are weakening relative to the
Advisor's  expectations or when the Advisor determines that there are other more attractive investment opportunities.

What are the Main Risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part  or all of the  money  that  you  invest.  Over  time,  the  value  of your investment  in the Fund will  increase and decrease  according to changes in the value of the stocks in the Fund's portfolio. Because the Fund invests in foreign stocks, it will be affected by risks not typically  associated with U.S. stocks.
These risks include currency  fluctuations,  political and economic  instability and different accounting and regulatory standards,  as well as reduced liquidity and transparency compared to U.S. markets.

The Fund's  investment  strategies  may prevent or limit  investments in foreign stocks that are included in the MSCI EAFE Index.  Thus,  the Fund's returns will not necessarily be similar to, or track, the returns of the MSCI EAFE Index.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

For more  information  about  the  risks  associated  with the  Fund,  see "More
Information on the Risks of Investing in the Fund" on page [__].

Who should invest in the Fund?
The Fund may be an appropriate investment if you:

o    Have long-term financial goals;
o    Are  seeking  total   return,   including   dividend   income  and  capital
     appreciation;
o    Are seeking a diversified portfolio which includes foreign, dividend paying stocks; and
o    Are  willing  to accept  increased  volatility  and  currency  fluctuations associated with investments in foreign stocks.

Performance Information
Because the Fund  commenced  operations  on  [__________],  2006 and has been in operation  for  less  than  a  full  calendar  year,  there  is  no  performance information included in this Prospectus.

Please  see  the  Appendix  to  this  Prospectus  for  supplemental  performance information relating to the Advisor.

Fees and Expenses

--------------------- ---------------------------------------------------- ----------
Shareholder fees      Maximum sales charge (load) imposed on purchases          None
paid directly from    as a percentage of offering price
your investments.
--------------------- ---------------------------------------------------- ----------
                      Maximum contingent deferred sales charge (load) as        None
                      a percentage of original purchase price or
                      redemption price, whichever is lower
--------------------- ---------------------------------------------------- ----------
                      Maximum sales charge (load) imposed on reinvested         None
                      dividends
--------------------- ---------------------------------------------------- ----------
                      Redemption fees(1)                                       2.00%
--------------------- ---------------------------------------------------- ----------
                      Exchange fees                                             None
--------------------- ---------------------------------------------------- ----------

--------------------- ---------------------------------------------------- ----------
Annual fund           Management fees                                          0.90%
operating expenses    ---------------------------------------------------- ----------
are deducted from     Distribution (12b-1) fees                                 None
the Fund's assets.    ---------------------------------------------------- ----------
                      Other expenses                                           0.98%
--------------------- ---------------------------------------------------- ----------
                      Total operating expenses                                 1.88%
--------------------- ---------------------------------------------------- ----------
                      Expenses limitation arrangement(2)                      (0.73%)
--------------------- ---------------------------------------------------- ----------
                      Net operating expenses                                   1.15%
--------------------- ---------------------------------------------------- ----------

(1)  The 2.00% fee applies to shares sold within 90 days of purchase.

(2)  The Advisor  has  contractually  agreed to waive fees and/or make  payments through  June 30, 2008 in order to keep the Fund's net  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 1.15%.

This  example is intended to help you compare the cost of  investing in the Fund to the  cost  of  investing  in  other  mutual  funds  with  similar  investment objectives. The example assumes that you invest $10,000 with an annual 5% return over the time shown and that all  dividends and capital gain  distributions  are reinvested.  This  example  reflects  the net  operating  expenses  with expense waivers for the one-year  contractual  period and the total  operating  expenses without  expense  waivers  for years  two and  three.  Because  the Fund had not commenced operations prior to the date of this Prospectus,  the example is based on the anticipated  expenses of the Fund for the current fiscal year, and do not extend over five- and ten-year  periods.  Although  your actual  expenses may be higher or lower,  based on these assumptions your cumulative  estimated expenses would be:

------------------ -----------------------
1 year                               $xxx
------------------ -----------------------
3 years                              $xxx
------------------ -----------------------

More Information about the Fund's Strategies and Investments
The Fund's investment  objective is non-fundamental,  which means that it may be changed by the Board of Trustees  without  shareholder  approval.  If the Fund's investment objective were changed, the Fund would notify shareholders before the change  became  effective.  There is no guarantee  that the Fund will be able to achieve its investment objective.

The  Fund  will  seek  to  achieve  its   investment   objectives  by  investing
substantially all of its assets in the following:

Foreign Stocks        Foreign stocks are securities issued by a
                      company that is located in a country outside
                      of the United States.  The Fund invests
                      primarily in issuers from countries included
                      in the MSCI EAFE Index.

Investment Company    Such securities may include registered or
Securities            unregistered funds or exchange-traded funds
                      that track the performance of specific
                      industry sectors or broad market indexes of a
                      particular country or region by investing in
                      securities that comprise such sectors or
                      indexes.  The Fund may not invest more than
                      10% or its total assets in registered
                      investment companies, including no more than
                      5% of its total assets in any one registered
                      investment company.

Options on            A call option gives the purchaser of the
Securities,           option the right to buy, and the writer
Securities Indices    (seller) of the option the obligation to sell,
and Foreign           the underlying instrument during the option
Currencies            period.  In order to earn additional income
                      for the Fund, the Fund may write (sell)
                      covered call options on any securities in
                      which the Fund may invest or on any securities
                      index consisting of securities in which it may
                      invest.  The Fund may also, to the extent
                      consistent with its investment policies,
                      purchase options on foreign currencies.  The
                      Fund will only write options that are
                      "covered," meaning that the Fund will hold the
                      underlying security or will designate cash or
                      liquid securities sufficient to cover its
                      obligations under the option and will value
                      such "covered" assets on a daily basis.
                      Options written by the Fund may be traded on
                      either U.S. or foreign exchanges or
                      over-the-counter.

Futures Contracts     Futures contracts are standardized,
and Options on        exchange-traded contracts that provide for the
Futures Contracts     sale or purchase of a specified financial
                      instrument or currency at a future time at a
                      specified price.  An option on a futures
                      contract gives the purchaser the right (and
                      the writer of the option the obligation) to
                      assume a position in a futures contract at a
                      specified exercise price within a specified
                      period of time.  A futures contract may be
                      based on particular securities, foreign
                      currencies, securities indices and other
                      financial instruments and indices.  The Fund
                      may engage in futures transactions on both
                      U.S. and foreign exchanges.

                      The Fund may purchase and sell futures
                      contracts in order to hedge against changes in
                      foreign securities prices or currency exchange
                      rates, or to otherwise manage its
                      diversification across various countries or
                      industries.  The Fund may write (sell) covered
                      call options on futures contracts involving
                      any security in which the Fund may invest or
                      on any securities index consisting of
                      securities in which it may invest.  The Fund
                      may also enter into closing purchase and sale
                      transactions with respect to such contracts
                      and options.  The Fund will only write options
                      that are "covered," meaning that the Fund will
                      hold the underlying security or will designate
                      cash or liquid securities sufficient to cover
                      its obligations under the option and will
                      value such "covered" assets on a daily basis.

Preferred Stock,      The Fund may invest in preferred stock
Warrants and Rights   (including convertible preferred stock),
                      warrants and rights.  Preferred stocks are
                      securities that represent an equity ownership
                      interest in the issuer and typically provide
                      the holder with claims on the issuer's
                      earnings and assets before common stock owners
                      but after bond owners.  Unlike debt
                      securities, the obligations of an issuer of
                      preferred stock, including dividend and other
                      payment obligations, may not typically be
                      accelerated by the holders of such preferred
                      stock on the occurrence of an event of default
                      or other non-compliance by the issuer of the
                      preferred stock.

                      Convertible preferred stocks are securities
                      that are convertible into common stock.
                      Convertible stocks generally offer dividend
                      yields lower than non-convertible securities
                      of similar quality.

                      Warrants and other rights are options to buy a
                      stated number of shares of common stock at a
                      specified price at any time during the life of
                      the warrant or right.  The holders of warrants
                      and rights have no voting rights, receive no
                      dividends and have no rights with respect to
                      the assets of the issuer.

Foreign Currency      The Fund may purchase or sell foreign
Transactions          currencies on a cash basis or through forward
                      contracts.  A forward contract involves an
                      obligation to purchase or sell a specific
                      currency at a future date at a price set at
                      the time of the contract.  The Fund may engage
                      in foreign currency transactions for hedging
                      purposes (that is, to seek to protect against
                      anticipated changes in future foreign currency
                      exchange rates).  In addition, the Fund may
                      enter into foreign currency transactions to
                      seek a closer correlation between the Fund's
                      overall currency exposure.

Temporary             To meet redemption requests or when waiting to
Investments           invest cash, the Fund may invest in
                      high-quality, short-term instruments,
                      including U.S. or foreign government
                      securities, commercial paper, certificates of
                      deposit, bankers' acceptances and repurchase
                      agreements.  The Fund may also temporarily
                      invest up to 100% of its assets in cash or
                      cash equivalents in response to adverse
                      market, economic or political conditions.  To
                      the extent that the Fund holds these
                      investments, the Fund may be unable to achieve
                      its investment objectives.

The Fund may purchase securities in any foreign country,  developed or emerging;
however,  the Advisor currently  anticipates  investing in: Australia,  Austria,
Belgium,  Denmark,  Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United  Kingdom.  While this is a  representative  list, the
Fund may also invest in other countries.

Portfolio  Turnover.  The Advisor  anticipates  that the Fund's annual portfolio turnover  rate  will be  significantly  below  100%.  A high  rate of  portfolio turnover in any year may increase brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

Disclosure  of  Portfolio  Holdings  Information.  A  description  of the Fund's policies and procedures  with respect to the disclosure of the Fund's  portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").
A complete list of the Fund's portfolio holdings as of each calendar quarter-end is available on the Advisor's website at www.cheswoldlane.com no earlier than 30 days after a calendar  quarter-end.  The Fund will also list its top 10 holdings as of each calendar quarter-end on the Advisor's website no earlier than 10 days after a calendar  quarter-end.  This  information  will remain  available on the website  until the date on which the Fund  files  its next  quarterly  portfolio holdings report on Form N-CSR or Form N-Q with the U.S.  Securities and Exchange
Commission.  Portfolio holdings  information posted on the Advisor's website may be  separately  provided  to any  person  commencing  the day  after it is first published on the Advisor's website.

More Information on the Risks of Investing in the Fund
An investor should carefully evaluate the Fund's risks before investing. Because of the nature of the Fund, it should be considered a long-term  investment  that typically provides the best results when held for a number of years. The Fund is not a complete,  balanced  investment  plan.  Like other mutual funds, it cannot guarantee that it will achieve its investment objective.  The principal risks of investing in the Fund are described below. Please see the Fund's SAI for further discussion of these risks and other risks not discussed here.

Foreign Stock Risk      Foreign investments involve different risks not
                        present in U.S. investments, which include
                        currency exchange-rate fluctuations, political
                        and economic instability and less stringent
                        regulatory and financial reporting standards.

Market Risk             Market risk is the risk that the market will go
                        down in value, including the possibility that the
                        market will go down sharply and unpredictably.

Selection Risk          Selection risk is the risk that the investments
                        selected by the Fund's Advisor will underperform
                        the market or other funds with similar investment
                        objectives and strategies.

Currency Risk           Currency risk is the risk that changes in the
                        exchange rate between two currencies will
                        adversely affect the value (in U.S. dollar terms)
                        of an investment.  Currency exchange rates may
                        fluctuate significantly over short periods of
                        time, causing (along with other factors) the
                        Fund's net asset value to fluctuate, which, in
                        turn, may cause the value of the Fund's shares to
                        go up or down.  Currency exchange rates also can
                        be affected unpredictably by the intervention of
                        U.S. or foreign governments or central banks, or
                        the failure to intervene, or by currency controls
                        or political developments in the United States or
                        abroad.

                        The market in forward foreign currency exchange
                        contracts and other privately negotiated currency
                        instruments offers less protection against
                        defaults by the other party to such instruments
                        than is available for currency instruments traded
                        on an exchange.  Such contracts are subject to
                        the risk that the counterparty to the contract
                        will default on its obligations.  Because these
                        contracts are not guaranteed by an exchange or
                        clearinghouse, a default on a contract would
                        deprive the Fund of unrealized profits,
                        transaction costs or the benefits of a currency
                        hedge or could force the Fund to cover its
                        purchase or sale commitments, if any, at the
                        current market price.

Market Capitalization   Medium capitalization companies often have
Risk                    narrower markets and limited managerial and
                        financial resources compared to those of larger,
                        more established companies.  As a result, their
                        performance may be more volatile and they may
                        face greater risk of business reversals, which
                        could increase the volatility of the Fund's
                        portfolio.

Derivatives Risk        The risk that loss may result from the Fund's
                        investments in options, futures and other
                        derivative instruments.  These instruments may be
                        leveraged so that small changes may produce
                        disproportionate losses to the Fund.
                        The writing (selling) of options is a highly
                        specialized activity that involves special
                        investment risks.  The successful use of options
                        depends in part on the ability of the Advisor to
                        anticipate future price fluctuations and the
                        degree of correlation between the options and
                        securities (or currency) markets.  If the Advisor
                        is incorrect in its expectation of changes in
                        market prices or its estimation of the
                        correlation between, on the one hand, the
                        instruments or indices on which options are
                        written and purchased and, on the other, the
                        instruments in the Fund's investment portfolio,
                        the Fund may experience losses that it would not
                        otherwise incur. The use of options can also
                        increase the Fund's transaction costs.  Foreign
                        and over-the-counter options will present greater
                        possibility of loss because of their greater
                        illiquidity and credit risks.

                        In addition, while the Fund may benefit from the
                        use of futures and options on futures,
                        unanticipated changes in securities prices or
                        currency exchange rates may result in poorer
                        overall performance than if the Fund had not
                        entered into any futures contracts or options
                        transactions.  Futures markets are highly
                        volatile and the use of futures may increase the
                        volatility of the Fund's net asset value.
                        Futures contracts and options on futures
                        contracts may be illiquid, and exchanges may
                        limit fluctuations in futures contract prices
                        during a single day.  Moreover, foreign exchanges
                        may not provide the same protections as U.S.
                        exchanges.

Liquidity Risk          Liquidity risk is the risk that investments
                        cannot be readily sold within seven days at
                        approximately the price at which they have been
                        valued.  The Fund will not invest more than 15%
                        of its net assets in illiquid securities.

Management of the Fund
Under the  supervision  of the  Fund's  Board of  Trustees,  the  Advisor  makes investment  decisions for the Fund. For its services to the Fund, the Advisor is entitled  to  receive an annual  fee of 0.90% of the  Fund's  average  daily net assets.  The Adviser has  contracted  to waive its fees and pay expenses so that the Fund's net operating expenses (excluding certain extraordinary  expenses) do not exceed 1.15%.

Portfolio Managers
Eric F. Scharpf and Matthew H. Taylor have day-to-day  responsibility for making investment decisions for the Fund.

Eric F.  Scharpf,  a co-founder  of the Advisor,  is a portfolio  manager of the
Fund.  Prior to co-founding  the Advisor in 2006, Mr. Scharpf had been a Partner and Senior  Portfolio  Manager at Chartwell  Investment  Partners  ("Chartwell")
since 2004.  At  Chartwell,  he managed U.S. and  international  large cap value equity  portfolios.  From 1997 to 2003, Mr. Scharpf was a Portfolio  Manager and
Research  Analyst  for  Miller  Anderson  &  Sherrerd,  an  institutional  asset management  division  of Morgan  Stanley & Co. He was a member of the  portfolio management  team that managed  over $12 billion in large cap equity  portfolios,
including  the  Morgan  Stanley   Institutional   Value  Trust,  Morgan  Stanley
Institutional  Equity Fund and Morgan Stanley  Dividend Growth Fund. Mr. Scharpf
earned a  bachelor's  degree in Finance  from the  University  of Notre Dame and received an MBA from The Wharton School at the University of Pennsylvania.

Matthew H. Taylor,  a co-founder of the Advisor,  is a portfolio  manager of the
Fund.  Prior to  co-founding  the Advisor in 2006, Mr. Taylor had been a Partner and Portfolio Manager at Chartwell Investment Partners ("Chartwell") since 2004.
At  Chartwell,  he managed  U.S.  large cap value equity  products.  He was also co-portfolio  manager of the  Chartwell  Dividend  and Income Fund, a closed-end fund.  Before joining  Chartwell,  he worked for Miller Anderson & Sherrerd,  an institutional  asset  management  division of Morgan Stanley & Co., from 2000 to
2003 as a member of the portfolio management team of the Morgan Stanley Dividend
Growth Fund,  as well as an Analyst on the Morgan  Stanley  Institutional  Value
Trust.  Mr.  Taylor  earned a  bachelor's  degree in Economics  from  Swarthmore
College  and  received  an MBA from The  Wharton  School  at the  University  of
Pennsylvania.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Shareholder Information
Pricing of Fund Shares
The price of the  Fund's  shares is based on its net asset  value  ("NAV").  The
Fund's NAV per share equals the total value of its assets, less its liabilities, divided by the  number of its  outstanding  shares.  Shares are priced as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is usually 4:00 p.m.,  Eastern Time, on each day that the NYSE is open (a "Business
Day"). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

How to Buy Shares
Account Minimums. The minimum initial investment for the Fund is $[500,000]. The minimum for  subsequent  investments  in the Fund is  $[1,000].  For purposes of satisfying  the  investment  minimum,  the Fund will  aggregate  all of the Fund accounts held by a shareholder.  The account  minimum is waived for employees of the  Advisor,  Trustees  of the  Cheswold  Lane  Funds (the  "Trust")  and their families. The Trust's officers may, in their discretion, also waive or lower the account minimums for customers of a financial intermediary or investment advisor if the aggregate investments of the investment advisor or financial intermediary meet the account  minimum or are believed  likely to meet the account minimum in the future.

The Fund may, in its  discretion,  redeem your Fund shares if, in the aggregate, the value of your Fund accounts falls below $[250,000]. The Fund will not redeem your shares on this basis if the value of your  account  falls below the minimum account balance solely as a result of market conditions.  The Fund will give you
60 days' prior  written  notice to allow you to purchase  sufficient  additional shares of the Fund in order to avoid such redemption.

Methods of Buying  Shares.  You may purchase  shares  directly  from the Fund by following one of the steps below:

By Mail

     o    Complete and sign the account  application or an IRA  application.  If you do not complete the  application  properly,  your  purchase may be delayed or rejected.

     o    Make your  check  payable to the  "Cheswold  Lane  International  High
          Dividend  Fund." The Fund does not accept cash,  money  orders,  third party checks,  travelers checks,  credit card checks,  checks drawn on banks  outside  the United  States or other  checks  deemed to be high risk.

     o    For IRA accounts,  please specify the year for which the  contribution is made.

     o    Mail your application and check to:
          Cheswold Lane Funds
          P.O. Box xxxx
          Milwaukee, WI 53201-xxxx

     o    By overnight courier, send to:
          Cheswold Lane Funds
          803 West Michigan Street, Suite A
          Milwaukee, WI 53233-2301

By Telephone

          You may not make your initial purchase by telephone.

By Wire

     o    To purchase  shares by wire,  the Transfer  Agent must have received a completed  application  and  issued an  account  number  to you.  Call
          1-800-[_______] for instructions prior to wiring the funds.

     o    Send your investment to UMB Bank, n.a. with these instructions:

          UMB Bank, n.a.
          ABA# 101000695
          For Credit to the Cheswold Lane Funds
          A/C# xxxxxxxxxxx
          For further credit to: Cheswold Lane International High Dividend Fund;
          investor account number; name(s) of investor(s); SSN or TIN

To Add to an  Account:  To add to an  account,  you  may  follow  any one of the following steps:

By mail

     o    Complete  the  investment  slip  that  is  included  in  your  account statement and write your account number on your check.

     o    If you no longer have your  investment  slip,  please  reference  your name, account number and address on your check, and the Fund's name.

     o    Make your check payable to the "Cheswold Lane Funds."

     o    Mail your application and check to:
          Cheswold Lane Funds
          P.O. Box xxxx
          Milwaukee, WI 53201-xxxx

     o    By overnight courier, send to:
          Cheswold Lane Funds
          803 West Michigan Street, Suite A
          Milwaukee, WI 53233-2301

By Telephone

     o    You automatically have the privilege to purchase  additional shares by telephone  unless  you have  declined  this  service  on your  account application.  You may call  1-800-[______]  to  purchase  shares in an existing account.

     o    Investments made by electronic funds transfer must be in amounts of at least $[1,000] and not greater than $[100,000].

By wire

          Send your investment to UMB Bank, n.a. with these instructions:

          UMB Bank, n.a.
          ABA# 101000695
          For Credit to the Cheswold Lane Funds
          A/C# xxxxxxxxxxx
          For further credit to: Cheswold Lane International High Dividend Fund;
          investor account number; name(s) of investor(s); SSN or TIN.

Timing of Request to Buy Shares.  You may  purchase  the Fund's  shares at their offering price,  which is the NAV next determined after your purchase request is received in good order.  All  requests  received in good order before 4:00 p.m.,
Eastern  Time,  on a Business  Day will be executed  on that same day.  Requests received after 4:00 p.m.,  Eastern Time, on a Business Day will be processed the next Business Day at the next Business Day's NAV. A purchase request is in "good order" if it includes a completed  account  application and the dollar amount of shares to be purchased.  If you are paying with federal funds (wire), your order will considered received when the Fund or its agent receives the federal funds.

The Fund,  its  Advisor  and its  Distributor  reserve  the right to reject  any purchase  request for any reason.  The Fund may accept  orders to purchase  Fund shares  in-kind  with  securities,  rather  than  with  cash,  when the  offered securities are consistent  with the Fund's  investment  objectives and policies.
Acceptance of such  purchases will be at the Advisor's  discretion,  and will be valued in the same manner that the Fund uses to calculate its NAV.

Customer  Identification.  Mutual  funds,  including  the Fund,  must obtain and verify information that identifies  investors opening new accounts.  If the Fund is unable to collect the required information, the Fund or its agents may not be able to open a Fund account. Investors must provide their full name, residential or business address,  social security or tax  identification  number and date of birth (as  applicable).  Entities  such as  trusts,  estates,  corporations  and partnerships must provide other identifying information.  The Fund or its agents may  share  identifying  information  with  third  parties  for the  purpose  of verification.  If the Fund or its agents cannot verify  identifying  information after opening an account, the Fund reserves the right to close the account.

Automatic Investment Plan (AIP). To make regular investing more convenient,  you can open an AIP with an  initial  investment  of  $[500,000]  and a  minimum  of
$[1,000] per transaction  after you start your plan.  Purchases made pursuant to an AIP may not exceed $[50,000] per transaction.  You tell us how much to invest for you every month or  quarter.  On the day you select (you may choose the 5th,
10th,  15th,  20th,  or  25th  of  the  month),  that  amount  is  automatically transferred  from your bank account.  There is no fee for this  service,  but if there is not enough money in your bank account to cover the  withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Fund. Your AIP will also be  terminated in the event two  successive  mailings to you are returned by the
United  States Post Office as  undeliverable.  If this occurs,  you must call or write to reinstate  your AIP. You can terminate  your AIP at any time by calling the Fund at least five business days before your next scheduled withdrawal date.
To  implement  this  plan,   please  fill  out  the  appropriate  area  of  your
application, or call 1-800-[______] for assistance.

How to Sell Shares
When you purchase shares through the Fund, you may sell the shares by any one of the methods  described below. You may elect to have redemption  proceeds sent to you by  check,  wire or  electronic  funds  transfer.  The  Fund  normally  pays redemption  proceeds  within [two]  Business Days;  however,  if you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared,  which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the  redemption  proceeds  would  ordinarily  be wired,  wiring the redemption proceeds may be delayed one additional Business Day.

By mail

     o    Send a letter of instruction  that includes your account  number,  the
          Fund name,  the  dollar  value or number of shares you want to redeem, and how and where to send the proceeds.

     o    Sign the  request  exactly as the shares are  registered.  All account owners must sign.

     o    Include a Medallion signature guarantee, if necessary (see below).

     o    Send your request to:
          Regular Mail                    Overnight Courier
          Cheswold Lane Funds             Cheswold Lane Funds
          P.O. Box xxxx                   803 West Michigan Street, Suite A
          Milwaukee, WI 53201-xxxx        Milwaukee, WI 53233-2301

By telephone

     o    You  automatically  have the  privilege to redeem  shares by telephone unless you have declined this option on your account application.

     o    Call 1-800-[______], between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $[1000] but no more than $[50,000].

Timing of Request to Sell Shares.  Redemption  requests received in "good order"
before the close of the NYSE  (usually  4:00 p.m.  Eastern Time) on any Business
Day will be processed at that day's NAV.  "Good order" means that all shares are paid for, and that you have included all required  documentation  along with any required Medallion signature guarantees.

Please note that the Fund may require  additional  documents for  redemptions by
corporations,   executors,   administrators,   trustees,   guardians   or  other
fiduciaries.  If you  have any  questions  about  how to  redeem  shares,  or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-[______].

Redemption  Fee.  Shares of the Fund sold  within  90 days of  purchase  will be assessed a redemption fee of 2.00%. This redemption fee is imposed to discourage short-term  trading and is paid to the Fund to help offset any costs  associated with  fluctuations  in Fund  asset  levels  and cash flow  caused by  short-term shareholder  trading.  The  redemption  fee will not  apply to  shares  acquired through the reinvestment of dividends or distributions.  The redemption fee will also not apply to  employer-sponsored  retirement plans such as 401(k) plans, or to  other  accounts  to  which  the  application  of the  redemption  fee is not technologically  feasible,  such as certain  omnibus  accounts  maintained  by a financial  intermediary;  it will,  however,  apply to  custody,  trust or other fiduciary  accounts  held directly by the Fund through its Transfer  Agent.  The redemption  fee is  deducted  from the  proceeds of the  redemption  and is paid directly to the Fund.  If you bought shares in the Fund on different  days,  the shares  held the  longest  will be redeemed  first for  purposes of  determining whether the redemption fee applies (i.e., "first-in, first-out").

The  Trust  reserves  the right to modify or  eliminate  the  redemption  fee or waivers at any time and will give 60 days' prior written  notice of any material changes to such policy,  unless  otherwise  provided by law. The  redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the U.S. Securities and Exchange Commission.

Systematic  Withdrawal Plan (SWP). If the value of your account is $[500,000] or more, you can have shares automatically  redeemed from your account on a regular basis by using our SWP. You may take systematic  withdrawals of between $[1,000]
and $[50,000] on a monthly or quarterly  basis, on the 5th, 10th, 15th, 20th, or
25th of the month.  The  proceeds of a  withdrawal  can be sent by check to your address of record,  or sent by electronic  transfer to your bank. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-[______] for assistance.

Telephone Transactions.  In times of drastic economic or market conditions,  you may have difficulty  redeeming shares by telephone.  The Fund reserves the right to  temporarily  discontinue  or limit  the  telephone  purchase  or  redemption privileges  at any time  during such  periods.  The Fund  reserves  the right to refuse a telephone  redemption  request if it believes it is advisable to do so.
The  Fund  uses  procedures   reasonably  designed  to  confirm  that  telephone
redemption  instructions  are  genuine.  These may include  recording  telephone transactions,  testing  the  identity  of  the  caller  by  asking  for  account information  and sending  prompt written  confirmations.  The Fund may implement other procedures from time to time. If these  procedures are followed,  the Fund and its service  providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Medallion  Signature  Guarantees.  The Fund will require the Medallion signature guarantee  of each  account  owner in the  following  situations:  (1) to change ownership  on your  account;  (2) to send  redemption  proceeds  to a  different address  than is currently  on the  account;  (3) to have the  proceeds  paid to someone other than the account's owner; (4) to transmit  redemption  proceeds by federal funds wire or automated  clearinghouse to a bank other than your bank of record; (5) to add telephone privileges;  (6) to change the name on your account due to marriage or divorce; (7) to transfer your Fund IRA to another fund family
(on the IRA transfer form); (8) if a change of address request has been received by the Transfer Agent within the last 60 days; or (10) if your redemption is for
$[50,000] or more.

A Medallion signature  guarantee request may not be sent by facsimile.  The Fund requires  Medallion  signature  guarantees to protect both you and the Fund from possible  fraudulent  requests  to redeem  shares.  You can  obtain a  Medallion signature  guarantee from most  broker-dealers,  national or state banks, credit unions, federal savings and loan associations or other eligible institutions.  A notary  public is not an acceptable  signature  guarantor.  Medallion  signature guarantee  requirements also apply to certain transactions on accounts involving executors,  administrators,  trustees or guardians.  To determine if a Medallion signature guarantee is required, please call 1-800-[______].

Valuation of Portfolio  Securities and Use of Fair Value Pricing
The Fund  values  its  investments  for  which  market  quotations  are  readily available at market value. Investments in other registered mutual funds, if any, are  valued  based on the NAV of those  mutual  funds,  which may use fair value
pricing  as  discussed  in  their  prospectuses.   The  Fund  values  short-term
investments   that  will  mature  within  60  days  at  amortized  cost,   which
approximates  market value. The Fund values all other  investments and assets at their fair value.

The Fund  translates  prices  for its  investments  that are  quoted in  foreign currencies into U.S. dollars at current exchange rates. As a result,  changes in the value of those  currencies  in  relation  to the U.S.  dollar may affect the
Fund's NAV.  Because  foreign  markets may be open at  different  times than the
NYSE,  the value of the Fund's shares may change on days when  shareholders  are not able to buy or sell them. If events  materially  affecting the values of the
Fund's  foreign  investments,  in the opinion of the Advisor,  occur between the close of foreign  markets  and the close of regular  trading on the NYSE,  or if reported prices are believed by the Advisor to be unreliable,  these investments will be valued at their fair  value.  The Fund may rely on  third-party  pricing vendors  to  monitor  for events  that may  materially  affect the values of the
Fund's  foreign  investments  during  the  period  between  the close of foreign markets  and the close of  regular  trading  on the NYSE.  If events  occur that materially affect the values of the Fund's foreign investments,  the third-party pricing vendors will provide revised values to the Fund.

The use of fair  value  pricing  by the Fund may cause the NAV of its  shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing,  a Fund's value for a particular security may be different from the last quoted market price.

Frequent Trading of Fund Shares
The Fund is intended for long-term investors.  The Fund is not designed to serve as a vehicle for frequent trading in response to short-term  fluctuations in the foreign  securities  markets.  Frequent  trading  of  Fund  shares  may  lead to increased transaction costs to the Fund, less efficient management of the Fund's portfolios (by disrupting portfolio investment strategies), and taxable gains to the  remaining  shareholders,  resulting  in dilution of the value of the shares held by  long-term  shareholders.  Accordingly,  the Fund,  its  Advisor  or its
Distributor  will reject  purchases  that they have  determined  could result in actual or potential harm to the Fund.

The Fund may be  subject  to the risk of one  form of  frequent  trading  called time-zone  arbitrage,  where  shareholders of the Fund seek to take advantage of time-zone  differences  between the close of foreign markets in which the Fund's investments  trade and the  close of the  NYSE.  The  Fund's  use of fair  value pricing  as  described  above is  designed  to help  prevent  this  dilution  to long-term shareholders that could result from time zone arbitrage.

Because the Fund is designed for long-term  shareholders,  the Board of Trustees has adopted  policies  and  procedures  that are  designed to restrict  frequent purchases and  redemptions  of the Fund's  shares.  The Fund will impose a 2.00%
redemption fee on the total  redemption  amount  (calculated at market value) if you sell your shares after holding them for 90 days or less.  The redemption fee is paid  directly to the Fund and is designed to offset  brokerage  commissions, market impact and other costs associated with short-term trading.

This  redemption fee is intended to discourage  short-term  trading and the Fund will monitor the  assessment of redemption  fees against your account as part of its monitoring of frequent  trading in Fund shares.  The redemption fee will not apply in the following circumstances:  redemptions to pay distributions or loans from  certain  defined  contribution  plans;  redemptions  for  loan  repayment;
redemptions  from  certain  omnibus  accounts;   redemptions  in  the  event  of
shareholder  death or  post-purchase  disability;  redemptions made as part of a systematic  withdrawal  plan; and  transactions  for a discretionary  investment management  client of the Advisor  when the client has provided the Advisor with advance  notice of a planned  redemption and the Advisor  retains  discretion to effect the redemption on behalf of the client.

In  addition  to the  redemption  fee,  the  Board  has  adopted  the  following additional  policies and procedures.  Any shareholder  that is confirmed to have initiated [four] or more round trips (via purchases or  redemptions),  all equal to or greater than  $[10,000] in value within a [180]-day  period will receive a warning. If subsequent activity of [two] or more round trips occurs within [180]
days, the shareholder will not be permitted to purchase additional shares of the
Fund. These policies do not apply to discretionary investment management clients of the Advisor where the Advisor has discretion to effect the trade.

There is no assurance that these  policies and  procedures  will be effective in limiting frequent trading in all accounts. For example, the Fund may not be able to  effectively  monitor,  detect or limit  short-term  or excessive  trading by underlying  shareholders  that occurs  through  omnibus  accounts  maintained by broker-dealers or other financial intermediaries.

The Fund reserves the right to refuse future  purchases of shares of the Fund if you are deemed to be engaging in illegal  activities  (such as late  trading) or otherwise detrimental to the Fund (such as market timing).

Distributions and taxes
Distributions.  The Fund has  elected to be treated  as a  regulated  investment company  under  Subchapter  M of  the  Internal  Revenue  Code.  As a  regulated investment company,  the Fund generally pays no federal income tax on the income and gains it distributes to you. Dividends are paid quarterly and capital gains, if any, are paid annually.  The amount of any distribution  will vary, and there is no  guarantee  the Fund will pay either an income  dividend or a capital gain distribution.  We  automatically  reinvest all  dividends  and any capital gains unless you indicate otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you received in the previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be recognized.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local taxes.  If the Fund  qualifies to pass through to you the tax benefits from foreign  taxes it pays on its  investments, and elects to do so, then any foreign taxes it pays on these  investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding  and  estate  tax,  and are  subject to  special  U.S.  tax certification requirements.

This  discussion of  "Distributions  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in a Fund.

Financial Statements
No financial  information is presented for the Fund because it had not commenced operations prior to the date of this Prospectus.

                                    APPENDIX

                      SUPPLEMENTAL PERFORMANCE INFORMATION

                      Portfolio Manager's Prior Performance

Shown below is performance information for a composite of separate accounts (the
"Composite")  managed by Eric F. Scharpf,  one of the Fund's portfolio managers, since  July,  2005,  using  an  international  high  dividend  strategy  with an investment objective,  policies and strategies that are substantially similar to the Fund.  For the periods for which  performance  is provided,  no other person played a significant  role in managing the  Composite.  At [June 30],  2006, the
Composite  consisted of [one]  account  with  approximately  $[2.25]  million in assets. The accounts comprising the Composite are separate and distinct from the
Fund.

The  performance  of the Composite  presented  below does not guarantee  similar results for the Fund and is not the Fund's own historical record. You should not rely on the following performance data as an indication of future performance of the Advisor or of the Fund. In addition,  the performance  information presented for the Composite is current as of the date shown,  but may not be current as of the date you are reviewing this Appendix.  Consequently,  the performance of the
Composite may vary from that shown below.

The performance of the Composite may not be comparable to the performance of the
Fund because of the following differences:

o    brokerage commissions and dealer spreads,
o    expenses (including management fees),
o    the size of the  investment  in a  particular  security  in relation to the overall portfolio size,
o    the  timing  of  purchases  and  sales  (including  the  effect  of  market conditions at that time),
o    the timing of cash flows into the portfolio, and
o    the availability of cash for new investments.

The  performance of the Composite also may not be comparable to the  performance of the Fund because the Composite,  unlike the Fund, is not registered under the
Investment  Company Act of 1940, and,  consequently,  the Composite,  unlike the
Fund, may not be required to:

o    redeem shares upon request;
o    meet certain diversification requirements; or
o    comply with the tax  restrictions  and investment  limitations  that govern mutual funds.

          Total Return of Composite of Similarly Managed International
                         High Dividend Paying Accounts

-------------- -------------- --------------- -------------- -------------------
                 Composite    Composite Net     MSCI EAFE
   Period      Gross of Fees    of Fees *      Value Index    MSCI EAFE Index
-------------- -------------- --------------- -------------- -------------------
 1st Quarter      11.13%          10.84%          9.05%            9.40%
    2006
-------------- -------------- --------------- -------------- -------------------
 4th Quarter       3.51%           3.20%          3.50%            4.08%
    2005
-------------- -------------- --------------- -------------- -------------------
    Since         20.38%          19.48%         20.06%           21.94%
  Inception
   8/1/05
-------------- -------------- --------------- -------------- -------------------

* The  accounts  in the  Composite  were not  charged  a  management  fee  since inception.  Performance  of the  Composite  net of fees assumes the accounts had been  charged  a  management  fee of 1.15%,  which is  in-line  with the  Fund's anticipated  expense  ratio for the current  fiscal year,  net of the  Advisor's expense limitation arrangement.

Please read the  following  important  notes  concerning  the  Composite  return information shown above:

1.   The results  shown above are for periods  less than one year.  Such results may not be sustained indefinitely.

2.   The results shown above:  (i)  represent a composite of all  discretionary, fee paying, separate accounts managed using the international high dividend paying  strategy for at least one month;  (ii) reflect the  reinvestment of any  dividends  or capital  gains;  and (iii) are shown after  deduction of advisory, brokerage or other expenses.

3.   All  returns  are  based  in  U.S.   dollars  and  are  computed   using  a
     time-weighted rate of return.

4.   If the Fund's  expenses  were  reflected  in the gross  performance  of the
     Composite,  such  performance  would be lower than shown.  The  Composite's results were calculated in accordance with the CFA Institute (formerly, the
     Association for Investment  Management  Research)  performance  calculation methodology.  The CFA Institute has not been involved in the preparation or review of this  information.  Results may have been  different  if the U.S.
     Securities and Exchange Commission methodology had been used instead of the
     CFA Institute methodology.

5.   The MSCI EAFE Index is a passive index that is comprised of common stock or ordinary  shares of  companies  that are located in 21 countries in Europe,
     Australasia  and the Far East. The MSCI EAFE Value Index is a subset of the
     MSCI EAFE  Index and  consists  of those  securities  classified  by Morgan
     Stanley Capital  International,  Inc. as most representing the value style.
     The indexes reflect the  reinvestment of dividends but do not reflect fees, brokerage commissions or other expenses of investment. You cannot invest in an index.

6.   Past performance is not an indication of future results.

                               INVESTMENT ADVISOR
                       Cheswold Lane Asset Management, LLC
                         West Conshohocken, Pennsylvania

                                   DISTRIBUTOR
                         UMB Distribution Services, LLC
                              Milwaukee, Wisconsin

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                          [_____________________], LLP
                           Philadelphia, Pennsylvania

                                  LEGAL COUNSEL
                       Stradley Ronon Stevens & Young, LLP
                           Philadelphia, Pennsylvania

                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                             UMB Fund Services, LLC
                              Milwaukee, Wisconsin

                                    CUSTODIAN
                                 UMB Bank, n.a.
                              Kansas City, Missouri

Additional Information
If you want more  information  about  the  Fund,  the  following  documents  are available free, upon request:

Shareholder Reports
Additional  information  about the Fund's  investments  will be available in the
Fund's annual and semi-annual  reports to  shareholders.  As of the date of this
Prospectus,  annual and  semi-annual  reports are not yet available  because the
Fund has not commenced operations.  When available,  the Fund's annual report to shareholders  will include a discussion of the market  conditions and investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

Statement of Additional Information ("SAI")
The SAI  provides  more  information  about the Fund and is legally part of this
Prospectus (i.e., it is incorporated by reference).

How to Obtain Documents
You may obtain free copies of the Fund's annual and  semi-annual  reports,  when available,  and the SAI by calling  1-800-[_______].  In the future, you will be able to obtain copies of the Fund's shareholder reports and SAI at the following website address: www.cheswoldlane.com.

You may also review and copy information about the Fund,  including  shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange
Commission (the "SEC") in Washington,  D.C. You may obtain information about the
operations  of  the  SEC's  Public   Reference   Room  by  calling  the  SEC  at
1-202-551-8090. You may obtain copies of reports and other information about the
Fund for a fee, by electronic  request at  publicinfo@sec.gov  or by writing the
SEC's Public Reference Section,  Washington,  D.C. 20549-0102;  or for free from the EDGAR Database on the SEC's website at www.sec.gov.

Cheswold Lane Funds Investment Company Act File No. 811-[_____].

    Preliminary Statement of Additional Information dated [__________], 2006
                              Subject to Completion

                               CHESWOLD LANE FUNDS
                              www.cheswoldlane.com

                       Statement of Additional Information
                                [________], 2006

                            [address & phone number]

     This Statement of Additional  Information  ("SAI")  describes shares of the
Cheswold Lane International  High Dividend Fund (the "Fund"),  which is a series of the  Cheswold  Lane Funds (the  "Trust").  Currently,  the Fund  offers  only
Institutional Class Shares. The Fund's investment advisor is Cheswold Lane Asset
Management, LLC (the "Advisor").

     This SAI  supplements  the  information  contained  in the  Fund's  current
Prospectus,  dated  [__________],  2006, as it may be amended from time to time.
This SAI  should be read in  conjunction  with the  Prospectus.  This SAI is not itself a prospectus but is, in its entirety,  incorporated by reference into the
Prospectus.  A  Prospectus  may be  obtained  by writing  or calling  the Fund's distributor,  UMB Distribution Services,  LLC (the "Distributor"),  at the above address or by calling  the above  phone  number.  The  Fund's  annual  report to
shareholders   will  be  available  by  request,   without  charge,  by  calling
1-800-[______].

     The  information  in this SAI is not  complete  and may be  changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities  and Exchange  Commission is  effective.  This SAI is not an offer to sell these  securities and is not a soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

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                                  TABLE OF CONTENTS
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                                       Page                                    Page
---------------------------------- ------------- --------------------------- ----------
Organization and Classification                  Capital Structure
---------------------------------- ------------- --------------------------- ----------
Investment Restrictions and                      Purchase and Redemption
Policies                                         of Shares
---------------------------------- ------------- --------------------------- ----------
                                                 Determining Offering
Investment Strategies and Risks                  Price and Net Asset Value
---------------------------------- ------------- --------------------------- ----------
Disclosure of Portfolio Holdings                 Distributions and Taxes
---------------------------------- ------------- --------------------------- ----------
Management of the Trust                          Performance Information
---------------------------------- ------------- --------------------------- ----------
                                                 Financial Statements and
                                                 Report of Independent
Investment Advisor and Other                     Registered Public
Service Providers                                Accounting Firm
---------------------------------- ------------- --------------------------- ----------
Portfolio Managers                               Principal Holders
---------------------------------- ------------- --------------------------- ----------
Trading Practices and Brokerage
---------------------------------- ------------- --------------------------- ----------

                         ORGANIZATION AND CLASSIFICATION

Organization
     The Trust was organized as a Delaware statutory trust on April 12, 2006.

Classification
     The  Trust  is  an  open-end  management  investment  company.  The  Fund's portfolio of assets is "diversified" as defined by the Investment Company Act of
1940, as amended ("1940 Act").

                      INVESTMENT RESTRICTIONS AND POLICIES

Investment Objective
     There can be no assurance  that the Fund will achieve its  objectives.  The
Fund's  investment  objectives and policies,  and their  associated  risks,  are discussed in the Fund's  Prospectus,  which should be read  carefully  before an investment  is made.  All  investment  objectives  and  investment  policies not specifically  designated  as  fundamental  may be  changed  without  shareholder approval.  Additional  information  about the Fund and its  policies is provided below.

Fundamental Investment Restrictions
     The investment  restrictions set forth below have been adopted by the Trust as fundamental  policies that cannot be changed without the affirmative  vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities  of  the  Fund.  The  Fund's  investment  objectives  and  all  other investment  policies or practices of the Fund are considered by the Trust not to be fundamental and,  accordingly,  may be changed without shareholder  approval.
For purposes of the 1940 Act, a "majority of the outstanding  voting securities"
means  the  lesser  of the vote of:  (i) 67% or more of the  shares  of the Fund present at a meeting,  if the holders of more than 50% of the outstanding shares of the Fund are present or  represented  by proxy,  or (ii) more than 50% of the shares of the Fund.

The Fund may not:

     (1)  borrow money or issue senior  securities,  except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission
          ("SEC") staff interpretation thereof, may permit;

     (2)  underwrite the  securities of other issuers,  except that the Fund may engage in  transactions  involving  the  acquisition,  disposition  or resale of its portfolio securities under circumstances where it may be considered to be an  underwriter  under the Securities Act of 1933, as amended (the "1933 Act");

     (3)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or  otherwise  engage in  transactions  in real  estate  or  interests therein, or investing in securities that are secured by real estate or interests therein;

     (4)  make loans,  provided that this  restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to  broker/dealers  or institutional  investors and  investing  in  loans,  including  assignments  and  participation interests;

     (5)  make investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff  interpretation  thereof) of its total assets in  securities  of
          issuers  in  any  one  industry  (other  than  securities   issued  or
          guaranteed  by  the  U.S.   government  or  any  of  its  agencies  or
          instrumentalities or securities of other investment companies); and

     (6)  purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder,  unless acquired as a result  of  ownership  of  securities  or other  instruments  and provided that this restriction does not prevent the Fund from engaging in  transactions  involving  futures  contracts and options thereon or investing in securities that are secured by physical commodities.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectus,  the Fund will be subject to the following investment  restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     (1)  The Fund may not invest more than 15% of its net assets in  securities which it cannot sell or dispose of in the ordinary  course of business within  seven  days at  approximately  the value at which the Fund has valued the investment.

     (2)  The  Fund  may  borrow  up to 5% of its  total  assets  for  temporary purposes and may also borrow from banks,  provided  that if borrowings exceed 5%,  the Fund must have  assets  totaling  at least 300% of the borrowing  when the  amount of the  borrowing  is added to the  Fund's other  assets.  The effect of this  provision  is to allow the Fund to borrow  from  banks  amounts  up to  one-third  (33 1/3%) of its total assets (including those assets represented by the borrowing);

     (3)  To avoid  concentration  of investments,  the Fund may not invest more than 25% of its  total  assets in  securities  of  issuers  in any one industry  (other  than  securities  issued or  guaranteed  by the U.S.
          government or any of its agencies or  instrumentalities  or securities of other investment companies).

Portfolio Turnover
     The  Fund  is  generally   expected  to  have  a  portfolio  turnover  rate
significantly  below 100%.  Portfolio trading will be undertaken  principally to accomplish the Fund's investment objective, however. The Fund is free to dispose of portfolio  securities  at any time,  subject to  complying  with the Internal
Revenue Code and the 1940 Act, when changes in  circumstances or conditions make such a move desirable in light of the Fund's  investment  objective.  Therefore, the Fund will not  attempt to achieve or be limited to a  predetermined  rate of portfolio turnover.

     The portfolio turnover rate tells you the amount of trading activity in the
Fund's  portfolio.  A turnover rate of 100% would occur, for example,  if all of the Fund's  investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements from purchases and redemptions of the
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                         INVESTMENT STRATEGIES AND RISKS

     The following information relates to and supplements the description of the
Fund's investment strategies and risks that are contained in the Prospectus.

Bank Obligations
     The Fund may invest in obligations  issued or guaranteed by U.S. or foreign banks. Bank obligations,  including without limitation,  time deposits, bankers'
acceptances  and  certificates  of deposit,  may be general  obligations  of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

Commercial Paper and Other Short-Term Corporate Obligations
     The Fund may invest in commercial  paper and other  short-term  obligations issued  or  guaranteed  by U.S.  corporations,  non-U.S.  corporations  or other entities.  Commercial paper  represents  short-term  unsecured  promissory notes issued in  bearer  form by banks or bank  holding  companies,  corporations  and finance companies.

Convertible Securities
     The  Fund may  invest  in  convertible  preferred  securities.  Convertible preferred  securities may be converted into or exchanged for a specified  amount of common stock of the same or different  issuer  within a particular  period of time at a specified price or formula. A convertible  preferred security entitles the  holder to receive a dividend  that is paid or  accrued on  preferred  stock until the convertible  security matures or is redeemed,  converted or exchanged.
Convertible  securities  have unique  investment  characteristics,  in that they generally:  (i) have higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities;  (ii) are less subject to fluctuation in
value   than  the   underlying   common   stock   due  to   their   fixed-income
characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the  security,  convert it into the  underlying  common stock or sell it to a third party.  Any of these actions  could have an  adverse  effect on the  Fund's  ability  to achieve  its investment objectives, which, in turn, could result in losses to the Fund.

     In  evaluating  a  convertible  security,  the  Advisor  will give  primary emphasis to the attractiveness of the underlying common stock.

Futures Contracts and Options on Futures Contracts
     The Fund may purchase and sell  futures  contracts  and may also write call options on futures  contracts.  The Fund may purchase and sell futures contracts based on various securities,  securities  indices,  foreign currencies and other financial  instruments  and indices.  The Fund may engage in futures and related options  transactions  in order to seek to hedge  against  changes in securities prices,  currency exchange rates, or to otherwise manage its sector selection in accordance with its investment objectives and policies.  The Fund may also enter into closing purchase and sale  transactions  with respect to such contracts and options.  The Trust,  on behalf of the Fund,  has claimed an exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act and,  therefore,  the Fund is not subject to registration or regulation as a pool operator under that Act.

     Futures contracts entered into by the Fund may be traded on U.S.  exchanges or boards of trade that are licensed  and  regulated  by the  Commodity  Futures
Trading  Commission  (the  "CFTC") or on foreign  exchanges.  Neither  the CFTC,
National Futures  Association  ("NFA"),  SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade,  including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law.
This is true even if the  exchange  is formally  linked to a domestic  market so that a position  taken on the  market  may be  liquidated  by a  transaction  on another market.  Moreover,  such laws or regulations  will vary depending on the foreign  country in which the  foreign  futures or foreign  options  transaction occurs. For these reasons,  the Fund's investments in foreign futures or foreign options  transactions  may not provide the same  protections as  transactions on
U.S.  exchanges.  In  particular,  persons who trade foreign  futures or foreign options  contracts may not be afforded the same protective  measures provided by the Commodity  Exchange Act, the CFTC's regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange.  Similarly,  these  persons  may not have the  protection  of the U.S.
securities laws.

     When securities  prices are falling,  the Fund can seek to offset a decline in the value of its  current  portfolio  securities  through the sale of futures contracts.  When securities prices are rising, the Fund, through the purchase of futures  contracts,  can  attempt to secure  better  prices  than might later be available in the market when it effects anticipated  purchases.  Similarly,  the
Fund can purchase and sell futures contracts on a specified currency in order to seek to protect against changes in currency  exchange  rates.  For example,  the
Fund can purchase  futures  contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that it has acquired  or expects to  acquire.  As another  example,  the Fund may enter into futures  transactions to seek a closer correlation  between its overall currency exposures and the currency exposures of its performance benchmark.

     Positions  taken in the futures  market are not normally  held to maturity, but are instead liquidated through offsetting transactions,  which may result in a profit or a loss. While the Fund will usually  liquidate  futures contracts on securities  or  currency  in this  manner,  the  Fund may  instead  make or take
delivery  of  the  underlying   securities  or  currency   whenever  it  appears
economically  advantageous  for  the  Fund  to do  so.  A  clearing  corporation associated  with the exchange on which  futures are traded  guarantees  that, if still open, the sale or purchase will be performed on the settlement date.

     The Fund may use futures  contracts as a hedge in seeking to establish with more certainty the effective price,  rate of return or currency exchange rate on portfolio  securities or  securities  that the Fund owns or proposes to acquire.
For example,  the Fund may, for example, to seek to hedge against an anticipated decline in market prices or foreign  currency rates that would adversely  affect the dollar value of the Fund's portfolio securities by taking a "short" position in the futures market by selling futures contracts. Similarly, the Fund may sell futures contracts on a currency in which its portfolio  securities are quoted or denominated,  or sell futures contracts on one currency to seek to hedge against fluctuations  in the value of securities  quoted or  denominated  in a different currency.

     On other occasions,  the Fund may take a "long" position by purchasing such futures contracts.  This may be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency  exchange  rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     Written Call Options on Futures Contracts.  The Fund may write call options on  futures  contracts.  The  writing  of a call  option on a  futures  contract generates  a premium  which may  partially  offset a decline in the value of the
Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium,  to sell a futures  contract if the option is exercised,  which may have a value higher than the exercise  price.  Thus,  the "loss" (i.e.,  the forgone  appreciation  of the amount by which the value of the futures  contract exceeds the  exercise  price)  incurred by the Fund in writing  call  options on futures is  potentially  unlimited  and may  exceed  the  amount of the  premium received.  The Fund will incur  transaction costs in connection with the writing of call options on futures.

     The holder or writer of an option on a futures  contract may  terminate its position by selling or  purchasing an  offsetting  option on the same  financial instrument.  There  is no  guarantee  that  such  closing  transactions  can  be effected.  The  Fund's  ability to  establish  and close out  positions  on such options will be subject to the  development  and maintenance of a liquid market.
Call options on futures contracts written by the Fund will be "covered," meaning that the Fund will own the futures contract on which the call option is written.

     Other  Considerations.  The Fund will  engage in  transactions  in  futures contracts and related options  transactions only to the extent such transactions are consistent with the  requirements  of the Internal  Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.  Transactions in futures  contracts and options on futures  involve  brokerage  costs,  require margin  deposits and, in certain cases,  require the Fund to designate cash or liquid assets in an amount equal to the underlying value of such contracts and options and adjust the value of the designated assets to match changes in the obligations on a daily basis.

     While  transactions in futures  contracts and options on futures may reduce certain risks,  such transactions  themselves entail certain other risks.  Thus, unanticipated changes in securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

     In  addition,  it is not  possible for the Fund to hedge fully or perfectly against  currency  fluctuations  affecting  the  value of  securities  quoted or denominated in foreign currencies because the value of such securities is likely
to  fluctuate  as  a  result  of  independent   factors  unrelated  to  currency
fluctuations.  The  profitability  of the Fund's trading in futures depends upon the ability of the Advisor to analyze correctly the futures markets.

Foreign Securities
     The  Fund  will  invest   primarily  in  securities  of  foreign   issuers.
Investments  in foreign  securities may offer  potential  benefits not available from  investments  solely in U.S.  dollar-denominated  or quoted  securities  of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear,  in the opinion of the Advisor,  to offer the potential for long-term  income and growth of capital and the opportunity to invest in foreign countries with economic  policies or business cycles different from those of the
United States.

     Investing in foreign securities  involves certain special risks,  including those  discussed in the Fund's  Prospectus and those set forth below,  which are not typically  associated  with investing in U.S.  dollar-denominated  or quoted securities of U.S. issuers.  Investments in foreign  securities  usually involve currencies of foreign countries. Accordingly, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control  regulations and may incur costs in connection with conversions  between various  currencies.
To the extent that the Fund is fully invested in foreign  securities  while also maintaining currency positions, it may be exposed to greater combined risk.

     Currency exchange rates may fluctuate  significantly  over short periods of time.  They  generally are  determined by the forces of supply and demand in the foreign  exchange  markets and the relative  merits of  investments in different countries,  actual or  anticipated  changes in interest  rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected  unpredictably by intervention (or lack of intervention) by U.S.
or foreign  governments  or central  banks or by currency  controls or political developments in the United States or abroad.

     Because  foreign issuers  generally are not subject to uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable to U.S.  companies,  there may be less publicly available information about a foreign company than about a U.S. company. Foreign securities  markets  typically  have lower volume and less liquidity than in the
United States and securities of many foreign  companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers  may be listed on  foreign  securities  exchanges  or traded in  foreign over-the-counter  markets. Fixed commissions on foreign securities exchanges are generally  higher than negotiated  commissions on U.S.  exchanges,  although the
Fund  endeavors  to achieve  the most  favorable  net  results on its  portfolio transactions.  There is generally less government  supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United  States,  and the legal  remedies for  investors  may be more limited than the remedies available in the United States.

     Foreign  markets also have different  clearance and settlement  procedures, and in certain markets there have been times when  settlements  have been unable to keep pace with the volume of securities transactions,  making it difficult to conduct such  transactions.  Such delays in settlement could result in temporary periods when some of the Fund's assets are uninvested and no return is earned on such assets.  The inability of the Fund to make intended security  purchases due to  settlement  problems  could  cause  the Fund to miss  attractive  investment
opportunities.   The  inability  to  dispose  of  portfolio  securities  due  to settlement  problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in the Fund becoming liable to the purchaser. In addition, with respect to certain foreign countries,  there is the possibility  of  expropriation  or  confiscatory  taxation,  limitations  on the movement of funds and other assets  between  different  countries,  political or social instability,  or diplomatic developments which could adversely affect the
Fund's investments in those countries.

     The Fund may invest in foreign  securities which take the form of sponsored
and  unsponsored  American  Depositary  Receipts  ("ADRs"),   Global  Depositary
Receipts  ("GDRs") and European  Depositary  Receipts  ("EDRs") or other similar instruments  representing  securities of foreign issuers (together,  "Depositary
Receipts").  ADRs represent the right to receive  securities of foreign  issuers deposited  in a  domestic  bank or a  correspondent  bank.  ADRs are  traded  on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered  form.  EDRs and GDRs are receipts  evidencing an arrangement  with a
non-U.S.  bank similar to that for ADRs and are designed for use in the non-U.S.
securities  markets.  EDRs  and  GDRs  are not  necessarily  quoted  in the same currency as the underlying security.

     To the extent the Fund acquires  Depositary  Receipts through banks that do not have a  contractual  relationship  with the foreign  issuer of the  security underlying  the  Depositary  Receipts  to issue  and  service  such  unsponsored
Depositary Receipts,  there may be an increased  possibility that the Fund would not become aware of, and be able to respond to, corporate  actions such as stock splits or rights offerings  involving the foreign issuer in a timely manner.  In addition,  the lack of information may result in inefficiencies in the valuation of such  instruments.  Investment in Depositary  Receipts does not eliminate all the risks  inherent in investing in securities of non-U.S.  issuers.  The market value  of  Depositary  Receipts  is  dependent  upon  the  market  value  of the underlying  securities and  fluctuations in the relative value of the currencies in which the  Depositary  Receipts  and the  underlying  securities  are quoted.
However, by investing in Depositary Receipts,  such as ADRs, which are quoted in
U.S. dollars, the Fund may avoid currency risks during the settlement period for purchases and sales.

     Investing  in Emerging  Countries.  The Fund may invest in emerging  market countries but does not currently  anticipate doing so. The securities markets of emerging  countries  are  typically  less  liquid and  subject to greater  price volatility,  and typically have a smaller market  capitalization,  than the U.S.
securities  markets.  Issuers  and  securities  markets  in such  countries  are typically  not subject to as extensive  and frequent  accounting,  financial and other reporting  requirements or as comprehensive  government regulations as are issuers  and  securities  markets  in  the  United  States.  Substantially  less information  may be publicly  available  about emerging  country issuers than is available about issuers in the United States.

     Transaction costs in emerging countries, including brokerage commissions or dealer  mark-ups,  may be higher than in the United  States and other  developed securities  markets.  In  addition,  existing  laws and  regulations  are  often inconsistently applied. As legal systems in emerging countries develop,  foreign investors may be adversely  affected by new or amended laws and regulations.  In circumstances  where adequate laws exist, it may not be possible to obtain swift and equitable  enforcement  of the law.  Foreign  investment  in the  securities markets of certain  emerging  countries  is also  restricted  or  controlled  to varying degrees.  These  restrictions may limit the Fund's investment in certain emerging countries and may increase the expenses of the Fund.

     Emerging  countries  may be subject to a  substantially  greater  degree of economic,  political and social  instability  and disruption than is the case in the United States,  Japan and most Western  European  countries.  Such economic, political and social  instability could disrupt the principal  financial markets in which the Fund may  invest  and  adversely  affect  the  value of the  Fund's assets. The Fund's investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

     The Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests,  and treaties  between the U.S. and such  countries may not be available in some cases to reduce the otherwise applicable tax rates.

Forward Foreign Currency Exchange Contracts
     The Fund may enter into forward  foreign  currency  exchange  contracts for hedging  purposes  to seek to  protect  against  anticipated  changes  in future foreign currency  exchange rates. A forward foreign currency  exchange  contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract  agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded  in  the  inter-bank  market  between  currency  traders  (usually  large commercial  banks) and their  customers.  A forward  contract  generally  has no deposit  requirement and no commissions  are generally  charged at any stage for trades.

     At the maturity of a forward  contract  the Fund may either  accept or make delivery of the currency  specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Closing transactions with respect to forward contracts are often, but not always,  effected  with the  currency  trader who is a party to the original forward contract.

     The Fund may enter into  forward  foreign  currency  exchange  contracts in several  circumstances.  First,  when the Fund  enters  into a contract  for the purchase or sale of a security  denominated or quoted in a foreign currency,  or when the Fund  anticipates  the  receipt in a foreign  currency  of  dividend or interest  payments  on such a  security  which it holds,  the Fund may desire to
"lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such  dividend  or  interest  payment,  as the case may be. By  entering  into a forward  contract  for the purchase or sale for a fixed amount of dollars of the amount of foreign  currency  involved in the underlying  transactions,  the Fund will attempt to protect  itself  against an adverse  change in the  relationship between  the U.S.  dollar and the  subject  foreign  currency  during the period between the date on which the  security is  purchased  or sold,  or on which the dividend or interest  payment is declared,  and the date on which such  payments are made or received.

     Additionally,  when the Advisor  believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S.  dollars,  the amount of foreign currency  approximating the value of some or all of the Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching  of the  forward  contract  amounts  and the  value  of the  securities involved  will not  generally  be  possible  because  the  future  value of such securities  in  foreign  currencies  will  change  as a  consequence  of  market movements  in the  value  of those  securities  between  the  date on which  the contract is entered  into and the date it matures.  Using  forward  contracts to protect the value of the Fund's  portfolio  securities  against a decline in the value of a currency does not eliminate  fluctuations in the underlying prices of the  securities.  It simply  establishes a rate of exchange,  which the Fund can achieve at some future  point in time.  The  precise  projection  of  short-term currency market  movements is not possible,  and short-term  hedging  provides a means of fixing the U.S.  dollar  value of only a portion of the Fund's  foreign assets.

     The Fund may engage in  cross-hedging  by using  forward  contracts  in one currency to hedge  against  fluctuations  in the value of  securities  quoted or denominated  in a  different  currency.  In  addition,  the Fund may enter  into foreign currency  transactions to seek a closer  correlation  between the Fund's overall currency  exposures and the currency exposures of the Fund's performance benchmark.

     Unless otherwise covered in accordance with applicable regulations, cash or liquid  assets of the Fund will be designated in an amount equal to the value of the Fund's  total  assets  committed  to the  consummation  of  forward  foreign currency  exchange  contracts.  If the value of the designated  assets declines, additional  cash or liquid  assets will be  designated  so that the value of the assets  will  equal the amount of the Fund's  commitments  with  respect to such contracts.

     While the Fund may enter into forward contracts to reduce currency exchange rate risks,  transactions in such contracts  involve certain other risks.  Thus, while the Fund may  benefit  from such  transactions,  unanticipated  changes in currency prices may result in a poorer overall  performance for the Fund than if it had not engaged in any such  transactions.  Moreover,  there may be imperfect correlation  between  the Fund's  portfolio  holdings  of  securities  quoted or denominated in a particular  currency and forward  contracts entered into by the
Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from  achieving a complete  hedge or expose the Fund to risk of foreign exchange loss.

     Markets  for  trading  foreign  forward   currency   contracts  offer  less
protection   against  defaults  than  is  available  when  trading  in  currency instruments on an exchange.  Forward  contracts are subject to the risk that the counterparty to such contract will default on its obligations. Because a forward foreign  currency  exchange  contract  is  not  guaranteed  by  an  exchange  or clearinghouse,  a default on the contract  would  deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments,  if any, at the current market price.
In addition,  the institutions  that deal in forward currency  contracts are not required  to  continue to make  markets in the  currencies  they trade and these markets  can  experience  periods of  illiquidity.  The Fund will not enter into forward  foreign  currency  exchange  contracts  or other  privately  negotiated currency  instruments  unless the credit quality of the unsecured senior debt or the  claims-paying  ability of the  counterparty  is considered to be investment grade by the  Advisor.  To the extent that a  substantial  portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency  transactions,  is  denominated  or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Illiquid Securities
     The Fund may invest up to 15% of its net assets in  securities  that may be considered  illiquid.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary  course of business  within seven  business  days at approximately  the value at which they are being  carried  on the Fund's  books.
Illiquid  securities  may include a wide  variety of  investments,  such as: (i)
repurchase  agreements  maturing in more than seven days; (ii)  over-the-counter option contracts and certain other  derivatives;  (iii) fixed time deposits that are  not  subject  to  prepayment  or  provide  for  withdrawal  penalties  upon prepayment  (other than overnight  deposits);  (iv) commercial paper maturing in more than seven days issued  pursuant to Section  4(2) of the 1933 Act;  and (v)
securities whose  disposition is restricted under U.S. federal  securities laws.
Illiquid securities include restricted,  privately placed securities that, under the U.S.  federal  securities  laws,  generally  may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security
(or other illiquid  investment)  held by the Fund, it may be treated as a liquid security,  in accordance with procedures and guidelines approved by the Board of
Trustees. This generally includes securities that are unregistered,  that can be sold to qualified  institutional  buyers in accordance  with Rule 144A under the
1933 Act,  or that are  exempt  from  registration  under the 1933 Act,  such as commercial  paper.  The Board of Trustees has  delegated  to the Fund's  Advisor responsibility for monitoring the liquidity of restricted  securities on a daily basis and making  liquidity  determinations.  Several  factors  that the Advisor considers in making these  determinations  include: the valuation of a security;
the  availability of qualified  institutional  buyers,  brokers and dealers that trade in the security;  and the availability of information about the security's issuer.

Investment Company Securities
     Under the 1940  Act,  the Fund may  invest  up to 10% of its total  assets, calculated  at the time of  purchase,  in the  securities  of  other  investment companies (including  exchange-traded  funds such as iShares(R)) but may neither invest  more  than 5% of its  total  assets in any one  investment  company  nor acquire more than 3% of the voting  securities of any other investment  company.
To the  extent it does so,  the Fund will  bear its  proportionate  share of any management fees and other expenses paid by the investment  companies in which it invests in addition to the management fees (and other expenses) paid by the Fund to the Advisor.

     Exchange-traded  funds are  shares  of  unaffiliated  investment  companies issuing shares that are traded like traditional  equity securities on a national stock  exchange or the National  Association  of  Securities  Dealers  Automated
Quotations System ("NASDAQ") National Market System.

     The Fund may purchase shares of investment companies investing primarily in foreign  securities,  including  "country  funds." Country funds have portfolios consisting  primarily of  securities  of issuers  located in  specified  foreign countries or regions.  The Fund may,  subject to the  limitations  stated above, invest in iShares(R)and similar securities that invest in securities included in specified indices, including the Morgan Stanley Capital  International(R)indices for various countries and regions. iShares(R)are listed on a stock exchange. The market prices of  iShares(R)are  expected to fluctuate in  accordance  with both changes in the asset values of their underlying indices and supply and demand of
iShares(R)on a stock exchange.  However, some iShares(R)have a limited operating history and information is lacking regarding the actual  performance and trading liquidity of iShares(R)for  extended periods or over complete market cycles.  In addition,  there is no  assurance  that  the  requirements  of a stock  exchange necessary to maintain the listing of  iShares(R)will  continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting
iShares(R)should  occur in the  future,  the  liquidity  and value of the Fund's shares could also be substantially and adversely  affected.  If such disruptions were to occur,  the Fund could be required to reconsider the use of iShares(R)as part of its investment strategy.

Options on Currency
     The Fund may purchase put and call  options on foreign  currencies  for the purpose of  protecting  against  declines  in the U.S.  dollar  value of foreign portfolio  securities and against  increases in the U.S.  dollar cost of foreign securities  to be acquired.  The  purchase of an option on foreign  currency may constitute an effective hedge against exchange rate  fluctuations;  however,  in the event of exchange rate movements adverse to its position,  the Fund may lose the entire  amount of the premium plus  related  transaction  costs.  Options on
foreign   currencies   may  be  traded  on  U.S.   and  foreign   exchanges   or
over-the-counter. Over-the-counter options may be deemed to be illiquid.

     Options on  currency  may also be used for  cross-hedging  purposes,  which involves  purchasing options on one currency to seek to hedge against changes in exchange rates for a different currency with a pattern of correlation.

     The Fund may purchase call options on foreign  currency in  anticipation of an increase in the U.S.  dollar  value of  currency  in which  securities  to be acquired by the Fund are quoted or  denominated.  The  purchase of a call option would entitle the Fund,  in return for the premium  paid, to purchase  specified currency  at a  specified  price  during  the  option  period.  The  Fund  would ordinarily  realize  a gain if,  during  the  option  period,  the value of such currency  exceeded  the  sum  of  the  exercise  price,  the  premium  paid  and transaction costs;  otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     The Fund may purchase put options in  anticipation of a decline in the U.S.
dollar value of a currency in which  securities  in its  portfolio are quoted or denominated  ("protective puts"). The purchase of a put option would entitle the
Fund,  in  exchange  for the  premium  paid,  to sell  specified  currency  at a specified  price during the option  period.  The purchase of protective  puts is usually designed to offset or hedge against a decline in the dollar value of the
Fund's portfolio securities due to currency exchange rate fluctuations. The Fund would ordinarily  realize a gain if, during the option period,  the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the  purchase  of the put  option.  Gains and losses on the purchase of  protective  put options  would tend to be offset by  countervailing changes in the value of underlying currency or portfolio securities.

     Special Risks  Associated with Options on Currency.  Although the Fund will generally  purchase  only those  options for which there appears to be an active secondary  market,  there is no assurance that a liquid  secondary  market on an exchange will exist for any particular  option,  or at any particular  time. For some options no secondary market on an exchange may exist.

     The Fund may  purchase  over-the-counter  options to the extent  consistent
with  its  limitation  on  investments  in  illiquid   securities.   Trading  in
over-the-counter  options is  subject  to the risk that the other  party will be unable or unwilling to close out options purchased by the Fund.

     The amount of the premiums that the Fund may pay may be adversely  affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Options on Securities and Securities Indices
     The Fund may write (sell)  covered call options on any  securities in which it may invest.  A call option written by the Fund obligates it to sell specified securities  to the  holder of the option at a  specified  price if the option is exercised  before the expiration date. All call options written by the Fund will be  covered,  which means that the Fund will own the  securities  subject to the option  as long as the  option  is  outstanding  or the Fund  will use the other methods described below.

     A call option is "covered" if the Fund owns the  instrument  underlying the call or has an absolute and immediate right to acquire that  instrument  without additional cash consideration (or, if additional cash consideration is required, liquid  assets in such amount are  designated)  upon  conversion  or exchange of other  instruments held by it. A call option is also covered if the Fund holds a call on the same  instrument as the option  written where the exercise  price of the option held is: (i) equal to or less than the  exercise  price of the option written,  or (ii) greater than the exercise price of the option written provided the Fund designates liquid assets in the amount of the difference.

     The Fund may also write (sell) covered call options on any securities index comprised of  securities in which it may invest.  Options on securities  indices are similar to options on  securities,  except that the  exercise of  securities index options requires cash payments and does not involve the actual purchase or sale of  securities.  In  addition,  securities  index  options are  designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     The Fund may cover call options on a securities index by owning  securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities  without additional cash  consideration (or for additional  consideration  which has been designated by the Fund) upon  conversion or exchange of other  securities in its portfolio.  The Fund  also may  cover  call  options  on a  securities  index by designating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on  deposit,  that is equal to the market  value of the underlying  securities,  the exercise price or by owning  offsetting  options as described above.

     The Fund may terminate its obligations under an exchange traded call option by purchasing an option identical to the one it has written.  Obligations  under over-the-counter  options may be terminated  only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

     Risks  Associated with Options  Transactions.  There is no assurance that a liquid  secondary  market on an options  exchange will exist for any  particular exchange-traded  option  or at any  particular  time.  If the Fund is  unable to effect a closing  purchase  transaction  with respect to covered  options it has written, the Fund will not be able to sell the underlying  securities or dispose of segregated assets until the options expire or are exercised.

     Reasons for the absence of a liquid secondary market on an exchange include the  following:  (i) there  may be  insufficient  trading  interest  in  certain options;  (ii)  restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen  circumstances may interrupt normal operations on an exchange; (v)
the facilities of an exchange or the Options Clearing Corporation may not at all times  be  adequate  to  handle  current  trading  volume;  or (vi)  one or more exchanges could,  for economic or other reasons,  decide or be compelled at some future date to  discontinue  the trading of options  (or a  particular  class or series of options),  in which event the secondary market on that exchange (or in that class or series of  options)  would  cease to exist,  although  outstanding options  on  that  exchange  that  had  been  issued  by  the  Options  Clearing
Corporation  as a  result  of  trades  on that  exchange  would  continue  to be exercisable in accordance with their terms.

     The  Fund  may sell  both  options  that are  traded  on U.S.  and  foreign exchanges  and options  traded  over-the-counter  with  broker-dealers  who make markets in these options. The ability to terminate  over-the-counter  options is more  limited  than with  exchange-traded  options and may involve the risk that broker-dealers  participating  in  such  transactions  will  not  fulfill  their obligations.

     Transactions  by the Fund in  options on  securities  and  indices  will be subject to limitations established by each of the exchanges,  boards of trade or other trading  facilities on which such options are traded governing the maximum number of options in each class  which may be written or  purchased  by a single investor  or group of  investors  acting in concert  regardless  of whether  the options are written or purchased on the same or different  exchanges,  boards of trade or other  trading  facility or are held in one or more accounts or through one or more brokers.  An exchange,  board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The  writing of options is a highly  specialized  activity  which  involves investment  techniques and risks  different from those  associated with ordinary portfolio  securities  transactions.  The  successful use of options for hedging purposes  depends in part on the ability of the Advisor to manage  future  price fluctuations  and the degree of  correlation  between the options and securities markets. If the Advisor is incorrect in its expectation of changes in securities prices or  determination  of the correlation  between the securities  indices on which options are written and the securities in the Fund's investment portfolio, the Fund may incur  losses  that it would not  otherwise  incur.  The writing of options  could  increase  the Fund's  portfolio  turnover  rate and,  therefore, associated brokerage commissions or spreads.

Preferred Securities
     The Fund may invest in preferred  securities.  Unlike debt securities,  the obligations  of an issuer  of  preferred  stock,  including  dividend  and other payment  obligations,  may  not  typically  be  accelerated  by the  holders  of preferred  stock on the  occurrence  of an event of default  (such as a covenant default  or filing of a  bankruptcy  petition)  or other  non-compliance  by the issuer with the terms of the preferred stock. Often,  however, on the occurrence of any  such  event  of  default  or  non-compliance  by the  issuer,  preferred stockholders  will be entitled to gain  representation  on the issuer's board of
directors  or  increase  their  existing  board  representation.   In  addition,
preferred  stockholders  may be granted  voting  rights with  respect to certain issues on the occurrence of any event of default.

Repurchase Agreements
     The Fund may enter into  repurchase  agreements  with  banks,  brokers  and securities  dealers that furnish  collateral  consisting  of domestic or foreign government  securities  at least equal in value or market price to the amount of their  repurchase  obligation.  A repurchase  agreement is an arrangement  under which the Fund  purchases  securities  and the seller agrees to  repurchase  the securities  within a particular  time and at a specified  price.  Custody of the securities  is  maintained  by  the  Fund's  custodian  (or  subcustodian).  The repurchase  price may be higher than the purchase  price,  the difference  being income to the Fund, or the purchase and repurchase  prices may be the same, with interest at a stated rate due to the Fund together with the repurchase  price on repurchase.

     For purposes of the 1940 Act, and generally for tax purposes,  a repurchase agreement is deemed to be a loan from the Fund to the seller of the  securities.
For other  purposes,  it is not always clear whether a court would  consider the security purchased by the Fund subject to a repurchase  agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of  commencement of bankruptcy or insolvency  proceedings  with respect to the seller of the security before  repurchase of the security under a repurchase agreement,  the Fund may  encounter  delay and incur costs  before being able to sell the  security.  Such a delay may  involve  loss of interest or a decline in price of the security.  If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security,  the Fund may be required  to return the  security  to the  seller's  estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of  losing  some  or all of the  principal  and  interest  involved  in the transaction.  The Fund seeks to help control these credit risks by only engaging in repurchase agreements with counterparties having strong credit ratings, which are monitored continually by the Advisor.

     Apart from the risk of bankruptcy or insolvency proceedings,  there is also the risk that the seller may fail to repurchase  the security.  However,  if the market value of the security  subject to the repurchase  agreement  becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all  securities  subject to the  repurchase  agreement  equals or exceeds the repurchase price. Certain repurchase  agreements which provide for settlement in more than seven days can be  liquidated  before the nominal  fixed term on seven days or less  notice.  Such  repurchase  agreements  will be  regarded as liquid instruments.

Securities Lending
     The Fund may lend portfolio securities.  Under present regulatory policies, such loans may be made to  institutions,  such as brokers  or  dealers,  and are required to be secured  continuously  by collateral in cash,  cash  equivalents, letters of credit or U.S. Government securities maintained on a current basis at an amount,  marked to market  daily,  at least equal to the market  value of the
securities   loaned.   Cash  received  as  collateral  for  securities   lending
transactions may be invested in short-term investments. Investing the collateral subjects it to market depreciation or appreciation,  and the Fund is responsible for any loss that may result from its investment of the borrowed collateral. The
Fund will have the right to  terminate  a loan at any time and recall the loaned securities  within the  normal  and  customary  settlement  time for  securities transactions.  For the duration of the loan,  the Fund will  continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. The
Fund will not have the right to vote any securities  having voting rights during the existence of the loan, but the Fund will call the loan in anticipation of an important  vote to be taken by the  holders of the  securities  or the giving or withholding of their consent on a material matter  affecting the investment.  As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral and loaned  securities  should the borrower of the securities fail financially.  However,  the loans will be made only to firms deemed to be of good  standing,  and when the  consideration  that can be earned currently from securities  loans of this type is deemed to justify the attendant risk. In determining  whether to lend securities to a particular  borrower,  and during the period of the loan,  the  creditworthiness  of the  borrower  will be considered and monitored.  It is intended that the value of securities loaned by the Fund will not  exceed  one-third  of the value of the  Fund's  total  assets
(including the loan  collateral).  Loan collateral  (including any investment of the collateral) is not subject to the percentage limitations stated elsewhere in this SAI or the Prospectus  regarding  investing in fixed-income  securities and cash equivalents.

Warrants and Stock Purchase Rights
     The Fund may invest in warrants or rights (in addition to those acquired in units or attached to other  securities)  which  entitle the holder to buy equity securities  at a  specific  price for a specific  period of time.  The Fund will invest  in  warrants  and  rights  only if such  equity  securities  are  deemed appropriate by the Advisor for investment by the Fund.  Warrants and rights have no voting  rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

U.S. Government Securities
     The Fund may invest in  securities  of the U.S.  Government,  its agencies, instrumentalities  and sponsored  enterprises.  Some U.S. Government  securities
(such as Treasury  bills,  notes and bonds,  which differ only in their interest rates,  maturities  and times of issuance)  are  supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by
U.S.  Government  agencies,  instrumentalities  or  sponsored  enterprises,  are supported  either  by:  (i) the  right of the  issuer  to  borrow  from the U.S.
Treasury;  (ii) the discretionary  authority of the U.S.  Government to purchase certain  obligations of the issuer; or (iii) only the credit of the issuer.  The
U.S.  Government  is under no legal  obligation,  in general,  to  purchase  the obligations  of its agencies,  instrumentalities  or sponsored  enterprises.  No assurance can be given that the U.S.  Government will provide  financial support to the U.S. Government agencies,  instrumentalities or sponsored  enterprises in the future.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Board of  Trustees  of the Trust has  adopted a policy  concerning  the selective disclosure of portfolio holdings information that seeks to ensure that disclosure of information about portfolio  securities is in the best interest of
Fund  shareholders  and to address the  conflicts  between the interests of Fund shareholders  and its service  providers.  The policy  provides that neither the
Fund nor its Advisor or any  Trustee,  member,  officer or  employee  thereof (a
"Fund  Representative")  will disclose the Fund's portfolio holdings information to any person  other than in  accordance  with the policy.  For  purposes of the policy,  "portfolio  holdings  information"  means the Fund's  actual  portfolio holdings,  as well as  non-public  information  about its trading  strategies or
pending  transactions.   Under  the  policy,  neither  the  Fund  nor  any  Fund
Representative may solicit or accept any compensation or other  consideration in connection  with the  disclosure  of portfolio  holdings  information.  The Fund
Representative  may provide portfolio  holdings  information to third parties if such  information has been included in the Fund's public filings with the SEC or
is    disclosed    on    the    Advisor's     publicly     accessible    website
(www.cheswoldlane.com).  Information  posted  on the  Advisor's  website  may be separately provided to any person commencing the day after it is first published on the Advisor's website.

     Portfolio holdings  information that is not filed with the SEC or posted on the Advisor's  publicly  available website may be provided to third parties only if the third  party  recipients  are  required  to keep all  portfolio  holdings information confidential and are prohibited from trading on the information they receive.  Disclosure  to such third  parties  must be approved in advance by the
Fund's  chief  compliance  officer.  Disclosure  will  generally be permitted to providers of auditing,  custody, proxy voting and other similar services for the
Fund, as well as rating and ranking organizations;  however,  information may be disclosed to other third parties (including,  without  limitation,  individuals, institutional  investors and intermediaries  that sell shares of the Fund,) only upon approval by the Fund's chief compliance  officer,  who must first determine that the Fund has a legitimate business purpose for doing so.

     In general,  each recipient of non-public  portfolio  holdings  information must sign a confidentiality and non-trading agreement, although this requirement
will  not  apply  when  the  recipient  is  otherwise   subject  to  a  duty  of
confidentiality. In accordance with the policy, the identity of those recipients who receive non-public  portfolio holdings information on an ongoing basis is as follows: the Advisor, the Fund's independent  registered public accounting firm, the Fund's custodian,  the Fund's legal counsel, the Fund's administrator [, the
Fund's  distributor]  and the  Fund's  financial  printer.  These  entities  are obligated  to keep such  information  confidential.  Third  party  providers  of custodial or accounting  services to the Fund may release  non-public  portfolio
holdings   information   of  the  Fund   only  with  the   permission   of  Fund
Representatives   who  have  been   pre-approved   by  the  Board  to  authorize
disclosures.

     The  Fund   currently   intends  to  publish  on  the   Advisor's   website
(www.cheswoldlane.com) complete portfolio holdings for the Fund as of the end of each  calendar  quarter  subject  to a 30  day  lag  between  the  date  of  the information and the date on which the information is disclosed. In addition, the
Fund will publish on the Advisor's  website the Fund's top 10 holdings as of the end of each calendar quarter no earlier than 10 days after the end of a calendar quarter.

     Under  the  policy,  Fund  Representatives  will  supply  the  Board of the
Trustees with a list of third parties who receive portfolio holdings information pursuant  to any  ongoing  arrangement.  In  addition,  the Board  will  receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings  information that were permitted during the preceding quarter and  will  approve  at its  meetings  a list  of  Fund  Representatives  who are authorized to disclose  portfolio  holdings  information under the policy. As of the date of this SAI,  only the  Trust's  [President]  and its chief  compliance officer (who is also the Advisor's chief compliance  officer) have been approved by  the  Board  of  Trustees  to  authorize  disclosure  of  portfolio  holdings information.

                             MANAGEMENT OF THE TRUST

Trustees and Officers
     The  business and affairs of the Trust are managed  under the  direction of its Board of  Trustees.  As of  [__________],  2006,  the Trust's  officers  and
Trustees  owned [less than 1%] any of the  outstanding  shares of the Fund.  The
Trust's  Trustees and  principal  officers are noted below along with their ages and their business  experience  for the past five years.  The Trustees serve for indefinite terms until their resignation,  death or removal. The Fund's officers are elected by the Board of Trustees and serve at the Board's pleasure.

-------------------- ----------------- -------------- ----------------------- ------------------- -----------------------
                                                                                  Number of
                                                                                Portfolios in           Other
                                                                                 Fund Complex       Directorships
                       Position(s)                          Principal            Overseen by       Held by Trustee/
Name, Address and     Held with the      Length of     Occupation(s) During   Trustee/ Director      Director or
Age                       Trust         Time Served        Past 5 Years           or Officer           Officer
-------------------------------------------------------------------------------------------------------------------------
Interested Trustee
-------------------- ----------------- -------------- ----------------------- ------------------- -----------------------
Eric F. Scharpf        Trustee,         Since 2006                                    1            Director, Amboy
Cheswold Lane Funds    President                                                                   Bancorporation
100 Front Street       and CEO
West Conshohocken,
PA  19428

[Age]

-------------------------------------------------------------------------------------------------------------------------
Independent Trustee
-------------------- ----------------- -------------- ----------------------- ------------------- -----------------------
George E. Boudreau       Trustee        Since 2006                                    1
Cheswold Lane Funds
100 Front Street
West Conshohocken,
PA  19428

[Age]

-------------------- ----------------- -------------- ----------------------- ------------------- -----------------------

The officers of the Trust not named above are:

------------------ -------------- ------------ ------------------- ------------------------------- -----------------------
                                                   Principal
                    Position(s)                  Occupation(s)      Number of Portfolios in Fund    Other Directorships
Name, Address        Held with     Length of     During Past 5      Complex Overseen by Trustee/      Held by Trustee/
and Age              the Trust    Time Served        Years              Director or Officer         Director or Officer
------------------ -------------- ------------ ------------------- ------------------------------- -----------------------
Matt Taylor          Executive Vice
Cheswold Lane Funds  President,
100 Front Street     Treasurer and
West Conshohocken,   Chief Financial
PA  19428            Officer

[Age]

------------------ -------------- ------------ ------------------- ------------------------------- -----------------------
Colleen Quinn        Secretary
Scharpf
Cheswold Lane Funds
100 Front Street
West Conshohocken,
PA  19428

[Age]

------------------ -------------- ------------ ------------------- ------------------------------- -----------------------

Share Ownership
     As of  [_____],  2006,  Ms.  Quinn  Scharpf and Mr.  Scharpf  jointly own a controlling  interest in the Fund's Advisor. Mr. Scharpf is the only Trustee who owns any  interest  in the Advisor or the  Trust's  distributor,  or any company controlling,  controlled  by or under  common  control  with the  Advisor or the distributor.

     The following table shows each Trustee's ownership of shares of the Fund as of [_____], 2006 unless otherwise noted.

[To be added in a subsequent filing]
----------------------- ---------------------------------- -----------------------------------------------
                                                            Aggregate Dollar Range of Equity Securities
                                                               in All Registered Investment Companies
                             Dollar Range of Equity         Overseen by Trustee in Family of Investment
Name                         Securities in the Fund                          Companies
----------------------- ---------------------------------- -----------------------------------------------
Eric F. Scharpf                    $[________]                              $[________]
----------------------- ---------------------------------- -----------------------------------------------
George E. Boudreau                 $[________]                              $[________]
----------------------- ---------------------------------- -----------------------------------------------

Trustee Compensation
     The following table describes an estimate of the aggregate  compensation to be received by the Trustees from the Trust for the current fiscal year. Only the
Trustees  of the  Trust  who are not  "interested  persons"  of the Trust or the
Advisor,  as  defined  by the  1940 Act (the  "Independent  Trustees"),  receive compensation from the Fund.

[To be added in a subsequent filing]

------------------- ------------------- ----------------------- ------------------- ---------------------
                                        Pension or Retirement                        Total Compensation
                        Aggregate        Benefits Accrued as     Estimated Annual   from the Investment
                    Compensation from        Part of Fund         Benefits Upon       Companies in the
Trustee(1)              the Trust            Expenses(2)            Retirement          Fund Complex
------------------- ------------------- ----------------------- ------------------- ---------------------
Eric F. Scharpf                                  None
------------------- ------------------- ----------------------- ------------------- ---------------------
George E. Boudreau                               None
------------------- ------------------- ----------------------- ------------------- ---------------------

(1)  Each Independent  Trustee currently receives a total annual retainer fee of
     $[_____] for serving as a Trustee,  plus $[____] for each  in-person  Board meeting  attended and $[____] for each telephonic  Board meeting  attended.
     Members of the Audit Committee  receive  additional  compensation of $[___]
     for each meeting attended in person and $[____] for each telephonic meeting
     attended.   Members  of  the  Nominating   Committee   receive   additional
     compensation of $[___] for each meeting  attended in person and $[____] for each telephonic  meeting attended.  In addition,  the Trust reimburses each
     Trustee for  out-of-pocket  expenses incurred in connection with travel and attendance at Board meetings.

(2)  The Trust has not  established a pension or retirement  plan for members of its Board of Trustees.

Board Committees
     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit  Committee  consists of the following  Trustees:  [________________].  The committee has not yet held a meeting.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members. The committee will consider shareholder  recommendations for nomination to the Board of Trustees only in the event that there is a vacancy on the Board.
Shareholders who wish to submit  recommendations for nominations to the Board to fill a vacancy must submit their  recommendations  in writing to the  Nominating and Corporate Governance  Committee,  c/o Cheswold Lane Funds, 100 Front Street,
West Conshohocken, PA 19428. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the  candidate's  contact  information and a written consent from the candidate to serve if nominated  and elected.  Shareholder  recommendations  for nominations  to the  Board  will  be  accepted  on an  ongoing  basis  and  such recommendations  will be kept on file for consideration  when there is a vacancy
on   the   Board.   The   committee   consists   of  the   following   Trustees:
[_____________________]. The committee has not yet held a meeting.

Codes of Ethics
     The Trust and the Advisor have adopted Codes of Ethics in  compliance  with the  requirements  of Rule  17j-1  under the 1940  Act,  which  govern  personal securities transactions. Under the Codes of Ethics, persons subject to the Codes
are  permitted  to  engage  in  personal  securities   transactions,   including
securities  that  may  be  purchased  or  held  by  the  Fund,  subject  to  the requirements  set  forth in Rule  17j-1  under  the 1940 Act and  certain  other procedures set forth in the applicable  Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies
     The Board of Trustees  has adopted  Proxy Voting  Policies  and  Procedures
("Policies")  on behalf of the Trust,  which  delegates the  responsibility  for voting proxies to the Advisor,  subject to the Board's continuing oversight. The
Policies require that the Advisor vote proxies  received in a manner  consistent with the best  interests of the Fund and its  shareholders.  The  Policies  also require the Advisor to present to the Board,  at least  annually,  the Advisor's proxy voting  policies and a record of each proxy voted by the Advisor on behalf of the Fund,  including a report on the resolution of all proxies  identified by the Advisor as involving a conflict of interest.

     The Advisor has adopted Proxy Voting  Policies and  Procedures  ("Advisor's
Proxy  Policies"),  which require that all proxy voting decisions be made in the best  interest  of the  Fund  and that the  Advisor  will act in a  prudent  and diligent  manner  intended  to enhance the  economic  value of the assets of the
Fund.

     Where a proxy  proposal  raises a material  conflict  between the Advisor's interests  and the Fund's  interests,  the Advisor  will resolve the conflict by disclosing the conflict to the Board and obtaining the Board's consent to vote.

     The Trust is required to  annually  file Form N-PX,  which lists the Fund's complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund's proxy voting record will be available  without charge,  upon request, by calling toll-free 1-800-[_______] and on the SEC's website at www.sec.gov.

                 INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor
     The Advisor, located at 100 Front Street, Suite 960, West Conshohocken,  PA
19428,  furnishes  investment  management  services to the Fund,  subject to the supervision  and  direction of the Trust's  Board of Trustees.  The Advisor also provides  investment  management  services to other investment  accounts.  While investment  decisions for the Fund are made  independently from other investment accounts,  investment  decisions for such other accounts may be made at the same time as investment  decisions for the Fund. The Advisor pays the salaries of all
Trustees,  officers  [including the chief compliance  officer] and employees who are  affiliated  with both the Advisor and the Trust.  The Advisor is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

     The Advisor provides  investment advisory services to the Trust pursuant to an Investment Advisory Agreement (the "Advisory  Agreement") dated [__________],
2006, which was approved by the Fund's sole shareholders on that date. Under the terms of the  Advisory  Agreement,  the Trust  employs the Advisor  generally to manage the  investment  and  reinvestment  of the Fund's  assets.  The  Advisory
Agreement  has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of  Trustees  or by vote of a majority  of the  outstanding  voting securities of the Fund, and only if the terms and the renewal  thereof have been approved by the vote of a majority of the Trust's  Independent  Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting  called  for the  purpose  of  voting  on such  approval.  The  Advisory
Agreement may be terminated without penalty on [60] days' notice by the Trust or by the Advisor. The Advisory Agreement will terminate automatically in the event of its assignment.

     As compensation for the services rendered under the Advisory Agreement, the
Fund shall pay the Advisor an annual  management fee of 0.90% as a percentage of average daily net assets.

Distributor
     The Distributor,  located at 803 West Michigan Street,  Suite A, Milwaukee,
Wisconsin 53233, serves as the principal underwriter of the Trust's shares under a Distribution Agreement dated [_______],  2006 (the "Distribution  Agreement").
Shares of the Fund are offered on a continuous  basis by the Distributor and may
be  purchased   directly  by  contacting  the  Distributor  or  the  Trust.  The
Distributor is a registered  broker-dealer  under the Securities Exchange Act of
1934,  as amended (the "1934 Act"),  and each state's  securities  laws and is a member of the National  Association  of  Securities  Dealers,  Inc. The Board of
Trustees annually reviews fees paid to the Distributor.

     The Distribution  Agreement may be terminated at any time: (i) by the Board of Trustees of the Trust or by a vote of a majority  of the  outstanding  voting securities of the Trust on 60 day's written notice to the  Distributor;  or (ii)
by the Distributor. If not so terminated, the agreement shall continue in effect from year to year only so long as such  continuance is approved  annually by the
Board of  Trustees  of the Trust or by a vote of a majority  of the  outstanding voting  securities  of the Fund,  and,  in either  event,  by a majority  of the
Independent  Trustees  who  are  not  interested  persons  of any  party  to the agreement.  The  Agreement  will  terminate  automatically  in the  event of its assignment.

Fund Administration
     UMB Fund Services,  Inc.  ("UMBFS"),  located at 803 West Michigan  Street,
Milwaukee,  Wisconsin  53233,  provides  administrative  personnel and services, including blue sky services, to the Trust.  Administrative services include, but
are  not  limited  to,  providing  equipment,   telephone  facilities,   various
personnel,  including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Trust. UMBFS is an affiliate of the Fund's Distributor.

Fund Accounting
     UMBFS provides fund accounting personnel and services to the Trust pursuant to a Fund Accounting  Service  Agreement.  Under the Fund  Accounting  Servicing
Agreement,  UMBFS provides portfolio  accounting  services,  expense accrual and
payment  services,   fund  valuation  and  financial  reporting  services,   tax
accounting services and compliance control services.

Transfer Agent
     UMBFS  acts as the  Fund's  transfer  agent,  dividend-paying  agent,  fund administrator,  fund  accountant and  shareholder  servicing agent pursuant to a
Transfer Agency Agreement.

Custodian
     UMB Bank,  n.a.,  located at 1010 Grand  Boulevard,  Kansas City,  Missouri
64141,  acts as custodian of the cash and securities of the Trust. The custodian holds  all cash  and,  directly  or  through  a book  entry-system  or an agent, securities of the Fund; delivers and receives payment for securities sold by the
Fund;  collects income from  investments of the Fund; and performs other duties, all as directed by officers of the Fund.  The  custodian  does not  exercise any supervisory  function  over  the  management  of,  or the  purchase  and sale of securities by, the Fund.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

Independent Registered Public Accounting Firm
     [________________],  LLP, located at  [________________________],  has been selected as the independent  registered public accounting firm for the Trust. As such, they are responsible for auditing the Trust's annual financial statements.

                               PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each portfolio  manager is primarily  responsible as of [___________],
2006.

Name                                No. of   Total Assets  No. of Accounts with      Total Assets in Accounts
                                   Accounts     Managed   Performance-Based Fees   with Performance-Based Fees
Eric F. Scharpf
Registered Investment Companies                    $                -                           -
Other Pooled Investment Vehicles       -           -                -                           -
Other Accounts                                     $                -                           -
Matthew H. Taylor
Registered Investment Companies                    $                -                           -
Other Pooled Investment Vehicles                   $                -                           -
Other Accounts                                     $                -                           -

Description of Potential Material Conflicts of Interest
     The portfolio  managers have day-to-day  management  responsibilities  with respect to other investments  accounts and,  accordingly,  may be presented with potential or actual conflicts of interest.

     The  management  of other  accounts  may result in the  portfolio  managers devoting  unequal time and attention to the  management of the Fund and/or other accounts.  In  approving  the  Advisory  Agreement,  the Board of  Trustees  was
satisfied  that  the  portfolio  managers  would  be able to  devote  sufficient attention  to the  management  of the Fund and that the Advisor  seeks to manage such competing interests for the time and attention of the portfolio managers.

     With  respect  to  securities   transactions  for  the  Fund,  the  Advisor
determines which broker to use to execute each transaction,  consistent with its duty to seek best  execution of the  transaction.  For buy or sell  transactions considered  simultaneously for the Fund and other accounts, orders are placed at the same time.  The portfolio  managers use their best efforts to ensure that no client is treated  unfairly  in  relation  to any other  client over time in the allocation  of securities  or the order of the  execution of  transactions.  The portfolio  managers  generally  allocate  trades on the  basis of  assets  under management  so that the  securities  positions  represent  equal  exposure  as a percentage of total assets of each client.  The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in  fulfilling  investment  opportunities  are to some extent  minimized.  If an aggregated  trade  order  is not  substantially  filled,  it will  generally  be allocated in accordance with an alphabetical allocation utilized by the Advisor.

     Other than the general potential  conflicts noted above,  neither portfolio manager is subject to any other specific potential conflicts of interest.

Compensation
     Mr. Taylor receives a base salary from the Advisor and both Messrs.  Taylor and Scharpf share a portion of the Advisor's after-tax profits.

Securities Owned in the Fund by Portfolio Managers. As of [_________], 2006, the
portfolio managers held shares of the Fund as
follows:

[To be added in a subsequent filing]

Portfolio Manager           Dollar Range of Equity Securities in the Funds
Eric F. Scharpf                                    $
Matthew H. Taylor                                  $

                              TRADING AND BROKERAGE

     The  Advisor is  responsible  for  selecting  brokers and dealers to effect purchases or sales of securities  for the account of the Fund. In selecting such brokers,  the Advisor seeks best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided,  as described in this and the following  paragraph.  In selecting  brokers to effect portfolio transactions,  the determination of what is expected to result in best execution at the most favorable  price  involves a number of largely  judgmental considerations.  Among these  considerations  are the Advisor's  evaluation of a broker's:  efficiency  in executing  and clearing  transactions;  block  trading
capability   (including  a  broker's   willingness   to  position   securities);
familiarity with the security;  and financial  strength and stability.  The most favorable  price to the Fund means the best net price without  regard to the mix between purchase or sale price and commission, if any.

     Although it does not  currently  intend to do so, the Advisor may also take into consideration the research,  analytical,  statistical and other information and  services  provided  by the broker  (such as general  economic  reports  and information,  reports or analyses of particular companies or industry groups and technical information) and the availability of the brokerage firm's analysts for consultation  in allocating  the Fund's  brokerage.  While the Advisor  believes these services have substantial  value, they are considered  supplemental to the
Advisor's  own  efforts  in the  performance  of its duties  under the  Advisory
Agreement  and, to the extent these  services are used,  it will be on a limited basis.  As permitted by the Advisory  Agreement and in  accordance  with Section
28(e) of the 1934 Act, the Advisor may pay brokers higher brokerage  commissions than might be available  from other  brokers if the Advisor  determines  in good faith  that such  amount  paid is  reasonable  in  relation  to the value of the overall quality of the brokerage, research and other services provided viewed in
terms  of  either  the  particular   transactions   or  the  Advisor's   overall
responsibilities with respect to the accounts over which it exercises investment discretion.  Other  clients  of the  Advisor  may  therefore  benefit  from  the availability  of these  services to the  Advisor,  and the Fund may benefit from services  available to the Advisor as a result of similar  transactions  for the
Advisor's other clients.

                                CAPITAL STRUCTURE

     The Trust  currently has  authorized and allocated to the Fund an unlimited number  of  shares  of  beneficial  interest  with no par  value  to the  Fund's
Institutional Class. The Trustees of the Trust may, at any time and from time to time,  by  resolution,  authorize the  establishment  and division of additional shares of the Trust into an  unlimited  number of series and the division of any series (including the Fund) into two or more classes.  When issued in accordance with the Trust's registration  statement,  governing  instruments and applicable law (all as may be amended  from time to time),  all of the  Trust's  shares are fully paid and non-assessable. Shares do not have preemptive rights.

     All shares of the Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of the Trust are entitled to one vote for each full share and to a  proportionate  fractional  vote for each  fractional  share standing in the shareholder's name on the books of the Trust.  However,  matters affecting only one particular fund or class can be voted on only by shareholders in such fund or class.  The shares of the Trust are not  entitled to  cumulative voting,  meaning that  holders of more than 50% of the Trust's  shares may elect the entire Board of Trustees.  All shareholders are entitled to receive dividend and/or  capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

                        PURCHASE AND REDEMPTION OF SHARES

Purchasing Shares
     Shares of the Fund are sold in a  continuous  offering and may be purchased on any business day through  authorized  investment dealers or directly from the
Fund's  Distributor.  The  Trust  reserves  the right to  suspend  sales of Fund shares,  and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund's best interest.

     Share  Certificates  and  Confirmations.  The  Fund  does not  issue  share certificates  representing shares purchased.  Confirmations of the opening of an account and of all subsequent  transactions  in the account are forwarded by the
Fund to the shareholder's address of record.

     Anti-Money  Laundering  Program.  The Trust has  established  an Anti-Money
Laundering  Compliance  Program (the  "Program")  as required by the Uniting and
Strengthening  America by Providing  Appropriate Tools Required to Intercept and
Obstruct  Terrorism Act of 2001 ("USA PATRIOT Act").  To ensure  compliance with this  law,  the  Trust's  Program  provides  for  the  development  of  internal
practices,   procedures  and  controls;  designation  of  anti-money  laundering compliance  officers;  an ongoing  training  program;  and an independent  audit function to determine the effectiveness of the Program.  Procedures to implement the  Program  include,  but are not  limited  to,  determining  that the Trust's
Distributor and transfer agent have  established  proper  anti-money  laundering procedures,  including to report suspicious  and/or  fraudulent  activity and to undertake a complete and thorough  review of all new account  applications.  The
Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

     The Fund may be  required  to freeze the  account of a  shareholder  if the shareholder  appears to be involved in suspicious activity or if certain account information  matches information on government lists of known terrorist or other suspicious  persons,  or the Fund may be  required  to  transfer  the account or proceeds of the account to a government agency.

Redeeming Shares
     Under the 1940 Act, the Fund may suspend redemption  privileges or postpone the date of payment  during  any  period:  (i) when the New York Stock  Exchange
("NYSE") is closed or trading on the NYSE is  restricted  as  determined  by the
SEC;  (ii) when an emergency  exists,  as defined by the SEC,  that makes it not reasonably  practicable  for the Fund to  dispose of  securities  owned by it or fairly to determine  the value of its assets;  or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the  shareholder's  cost, depending on the market value of the Fund's portfolio at the time of redemption.

     Signature  Guarantees.  A signature  guarantee  of each  shareholder  on an account is required to redeem shares if a shareholder requests: (i) a redemption from an IRA account;  (ii) redemption  proceeds be sent to an address other than that on record with the Fund; or (iii) proceeds be made payable to someone other than the shareholder(s) of record.

     Signature  guarantees are designed to protect both the  shareholder and the
Fund from fraud.  Signature  guarantees can be obtained from most banks,  credit unions or savings  associations,  or from  broker/dealers,  municipal securities
broker/dealers,   government  securities  broker/dealers,   national  securities
exchanges,  registered securities exchanges or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures  certified by a notary public as the equivalent of a signature guarantee.

     Additional  Documentation.  Additional  documents  are required for certain types of shareholders, such as corporations,  partnerships, executors, trustees, administrators or guardians.  The Fund's Transfer Agent requires  documents from entities to identify individuals  possessing authority to redeem shares from the
Fund. The documentation may include certified corporate resolutions, partnership agreements,  trust  instruments  or  plans  that  give  such  authority  to  the individual.

     Redemption In-Kind. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1%
of the assets of the Fund. Subject to Rule 18f-1, if the Advisor determines that existing conditions make cash payments  undesirable,  redemption payments may be made in whole or in part in securities  or other  financial  assets,  valued for this  purpose as they are valued in computing  the NAV for the Fund's  shares (a
"redemption  in-kind").  Shareholders  receiving  securities or other  financial assets in a redemption in-kind may realize a gain or loss for tax purposes,  and will incur any costs of sale, as well as the associated  inconveniences.  If you expect to make a  redemption  in excess of the lesser of  $250,000  or 1% of the
Fund's assets  during any 90-day period and would like to avoid any  possibility of being paid with securities in-kind,  you may do so by providing the Fund with an unconditional  written  instruction to redeem at least 15 calendar days prior to the date on which the  redemption  transaction  is to occur,  specifying  the dollar  amount  or  number  of  shares  to be  redeemed  and  the  date  of  the transaction.  This will provide the Fund with  sufficient time to raise the cash in an orderly manner to pay the  redemption  and thereby  minimize the effect of the redemption on the Fund's remaining shareholders.

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for  purchases and  redemptions  of the Fund are effected at the NAV per share next  calculated  after receipt of the order by the Fund, its agent or certain other authorized persons.  The Fund's NAV is computed as of the close of regular trading on the New York Stock Exchange (the "NYSE"), which is normally 4
p.m.,  Eastern  Time,  on days when the NYSE is open for  business.  The NYSE is scheduled to be open Monday through  Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day,  Martin Luther King,
Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day,
Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed,  the Fund will generally  be closed,  pricing  calculations  will not be made and  purchase and redemption orders will not be processed.

     The NAV per share for the Fund is  calculated  by  subtracting  the  Fund's liabilities  from its total  assets and  dividing  the  resulting  number by the number of Fund shares  outstanding.  In determining the Fund's total net assets, portfolio  securities  primarily  listed  or  traded on a  national  or  foreign securities exchange, except for bonds, are generally valued at the closing price on that  exchange,  unless such closing  prices are determined to be not readily available pursuant to the Fund's pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked  prices.  Non-exchange  traded  options are valued at fair value using a mathematical  model.  Futures  contracts are valued at their daily
quoted   settlement   price.   Securities  not  traded  on  a  particular   day,
over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity of less than 60 days are valued at amortized cost,  which  approximates market value. Debt securities (other than short-term  obligations) are valued on the basis of  valuations  provided  by a pricing  service  when such  prices are believed to reflect the fair value of such  securities.  Foreign  securities and
the  prices  of  foreign  securities   denominated  in  foreign  currencies  are
translated to U.S.  dollars at the mean between the bid and offer  quotations of such  currencies  based on rates in effect as of the close of the  London  Stock
Exchange.  Use of a pricing  service has been approved by the Board of Trustees.
Prices provided by a pricing service take into account  appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity,  type of issue,  trading  characteristics and other market data.
Subject to the foregoing, securities for which market quotations are not readily available  and other assets are valued at fair value as determined in good faith and in a method  approved by the Board of Trustees.  The Trust will also use the fair value of a foreign  security at the time of calculating its NAV when events following the close of the foreign markets on which the foreign  security trades indicate  that such closing price does not reflect the foreign  securities  fair value.

                             DISTRIBUTIONS AND TAXES

Distributions
     The Fund will normally make payments from net investment income, if any, on a quarterly basis. Payments from net realized securities profits of the Fund, if any,  will be  distributed  annually in the quarter  following  the close of the fiscal year.

     [Aggregate  dividend  payments  of  $1.00  or less  will  be  automatically reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash. If such a shareholder's  aggregate  dividend payment  increases to greater than $1.00,  the shareholder  will have to file a new election in order to begin receiving dividends in cash again.]

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to  reinvest.  The Fund or the  transfer  agent,  UMBFS,  may deduct from a shareholder's  account  the costs of the  Fund's or  UMBFS's  effort to locate a shareholder if a  shareholder's  mail is returned by the U.S. Post Office or the
Fund is otherwise  unable to locate the shareholder or verify the  shareholder's mailing  address.  These costs may include a  percentage  of the account  when a search company charges a percentage fee in exchange for their location services.

Taxes
     Distributions of Net Investment  Income. The Fund receives income generally in  the  form  of  dividends  and  interest  on  its  investments  in  portfolio securities.  This income,  less expenses  incurred in the operation of the Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions by the Fund from such income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains.  The Fund may derive capital gain and loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of  Foreign  Withholding  Taxes.  The Fund may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Pass-through  of foreign tax credits.  If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be  entitled  either to deduct your  share of these  taxes in  computing  your  taxable  income,  or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to  limitations  for certain  shareholders).  The Fund will provide you with the information  necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends,  designated by the Fund as  qualified  dividend  income  subject to  taxation  at  long-term capital gain rates,  may reduce the otherwise  available  foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their  personal  tax  advisors  about  their  foreign  tax  credits and the procedures  that they  should  follow to claim these  credits on their  personal income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the  Fund.  Similarly,  foreign  exchange  losses  realized  on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When investing in PFIC securities,  the Fund intends to mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses) are  treated as ordinary  income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Fund.

     Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  distributions declared by the Fund in December,  but paid in January, are taxable to you as if they were paid in December.

     Election  to be  Taxed  as a  Regulated  Investment  Company.  The Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code and intends to so qualify  during the current  fiscal year.  As regulated  investment  companies,  the Fund  generally  pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute  the Fund's net  long-term  capital gain or not to maintain the qualification of the Fund as a regulated  investment company if it determines  such a course of action to be beneficial to  shareholders.  If net long-term capital gain is retained, the Fund would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of the Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires the Fund to  distribute  to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending November 30; and 100% of any  undistributed  amounts from the prior year. The Fund intends to declare and pay these  distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales and  Redemption  of Fund  Shares.  Sales and  redemptions  (including redemptions in kind) are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares the Internal  Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital  asset,  the gain or loss that you realize  will be capital gain or loss and will be long-term or  short-term,  generally  depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned by the Fund on  certain  U.S.
government  obligations is exempt from state and local personal  income taxes if earned  directly by you.  States also grant tax-free status to dividends paid to you by the Fund from interest  earned by the Fund on direct  obligations  of the
U.S.  government,  subject in some  states to minimum  investment  or  reporting requirements  that must be met by the Fund.  Income on  investments by a Fund in certain other obligations,  such as repurchase agreements collateralized by U.S.
government obligations,  commercial paper and federal agency-backed  obligations
(e.g.,  Government  National  Mortgage  Association  (GNMA) or Federal  National
Mortgage  Association  (FNMA)  obligations),  generally  does  not  qualify  for tax-free  treatment.  The rules on  exclusion of this income are  different  for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available for dividends  paid by the Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both the Fund and an investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically,  the Fund must hold the stock for at least 61 days  during  the  121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day  period  beginning 60 days before the Fund distribution  goes ex-dividend.  The ex-dividend date is the first date following the  declaration  of a dividend on which the purchaser of stock is not entitled to receive the dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  Because  of  the  Fund's
investment  policy, it is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the  dividends-received  deduction for corporations.  The portion of dividends  paid by the Fund that so qualifies will be  designated  each year in a notice  mailed to the  Fund's  shareholders,  and cannot  exceed the gross amount of dividends  received by the Fund from domestic
(U.S.)  corporations  that  would  have  qualified  for  the  dividends-received deduction  in  the  hands  of the  Fund  if it was a  regular  corporation.  The availability of the  dividends-received  deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the  deduction.  The amount that the Fund may designate as eligible for the dividends-received  deduction will be reduced or eliminated if the shares on which the dividends  earned by the Fund were  debt-financed  or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are  debt-financed  or held by you for less than a 46-day period then the dividends-received  deduction  for Fund  dividends  on your  shares  may also be reduced  or  eliminated.  Even  if  designated  as  dividends  eligible  for the dividends-received  deduction,  all dividends  (including any deducted  portion)
must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous  special  and  complex tax rules.  These rules could  accelerate the  recognition  of income by the Fund (possibly  causing the
Fund to sell  securities to raise the cash for necessary  distributions)  and/or defer a Fund's ability to recognize a loss,  and, in limited cases,  subject the
Fund to U.S. federal income tax on income from certain foreign securities. These rules could also affect  whether gain or loss  recognized by the Fund is treated as ordinary or capital,  or as interest or dividend  income.  These rules could, therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  The Fund is permitted to invest in certain options,  futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to mark-to-market  these contracts  annually as of November 30
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned,  will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Tax straddles.  The Fund's  investment in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital gain  dividends  paid by the Fund from either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related  Dividends.  Also,  interest-related dividends paid by the
Fund from qualified  interest  income are not subject to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount,  market discount, or acquisition discount) on an obligation that is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any payment date,  the amount of an ordinary dividend that is designated by the Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation is based on an estimate of the Fund's qualified  interest income for its entire fiscal year,  which can only be determined  with  exactness at fiscal
year  end.  In  addition,   the  Fund   reserves  the  right  not  to  designate
interest-related  dividends where the amount designated would be de minimis on a per share basis. As a consequence,  the Fund may  overwithhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  Limitations  on Tax Reporting for  Interest-Related  dividends and
Short-term Capital Gain dividends for non-U.S.  investors.  While the Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Disposition  of a U.S.  Real  Property  Interest.  The Funds may  invest in securities of corporations or real estate  investment trusts (REITs) that invest in real  property.  The  Foreign  Investment  in Real  Property  Tax Act of 1980
(FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a U.S.
real  property  interest  as if he or she  were  a U.S.  person.  Such  gain  is sometimes  referred to as FIRTPA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     Disposition  of Fund  shares  as gain  from  sale of a U.S.  Real  Property
Interest.  In addition,  a sale or redemption of Fund shares will be FIRPTA gain only if -

     o    The non-U.S.  shareholder  owns more than 5% of a class of RIC shares;
          and

     o    More than 50% of the Fund's assets consist of

          --   more-than 5% interests in publicly traded companies that are U.S.
               real property holding corporations (USRPHCs),

          --   interests in non-publicly traded companies that are USRPHCs, and

          --   interests in REITs that are not  controlled by U.S.  shareholders where the REIT  shares  are  either  not  publicly  traded or are publicly traded and the Fund owns more than 5%; and

     o    Non-U.S. shareholders own 50% or more of the value of the Fund shares;
          this last  requirement  sunsets and does not apply after  December 31,
          2007.

In the unlikely  event a sale of Fund shares  results in FIRPTA  gain,  the gain will be taxed as income  "effectively  connected with a U.S. trade or business."
As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

     Other.  Ordinary  dividends  paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

                             PERFORMANCE INFORMATION

     To obtain the Fund's  most  current  performance  information,  please call
1-800-[_______] or visit www.cheswoldlane.com.

     From time to time,  the Fund's  performance  information,  such as yield or total return, may be quoted in advertisements or in communications to present or prospective  shareholders.  Performance  quotations  represent  the Funds'  past performance  and should not be considered as  representative  of future results.
The Fund will calculate its performance in accordance  with the  requirements of the rules and  regulations  under the 1940 Act, as they may be revised from time to time by the SEC.

                 FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
                       REGISTERED PUBLIC ACCOUNTING FIRM

     Set  forth  below  are the  Statement  of Assets  and  Liabilities  and the
Statement of Operations of the Fund,  as of [_______],  2006,  and the Report of
Independent Registered Public Accounting Firm, dated [_______], 2006.

[To be provided by amendment]

                                PRINCIPAL HOLDERS

     As of [________],  2006,  [___________],  the following persons or entities held 5% or more of the Fund's outstanding shares.

                               CHESWOLD LANE FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

          (a)  Articles of Incorporation.

               (1)  Registrant's Agreement and Declaration of Trust, dated as of
                    April 12, 2006, is electronically  filed herewith as Exhibit
                    No. EX-99.a.1.

               (2)  Registrant's  Certificate of Trust,  as filed with the State of  Delaware  on April 12,  2006,  is  electronically  filed herewith as Exhibit No. EX-99.a.2.

          (b)  By-Laws.

               (1)  Registrant's  By-laws,  dated  as of  April  19,  2006,  are electronically filed herewith as Exhibit No. EX-99.b.1.

          (c)  Instruments Defining Rights of Security Holders.

               See Article III, "Shares," and Article V,  "Shareholders'  Voting
               Powers  and   Meetings,"  of  the   Registrant's   Agreement  and
               Declaration  of Trust,  electronically  filed herewith as Exhibit
               No. EX-99.a.1.

               See also,  Article II,  "Meetings of  Shareholders,"  and Article
               VII,   "General   Matters,"   of   the   Registrant's    By-laws,
               electronically filed herewith as Exhibit No. EX-99.b.1.

          (d)  Investment Advisory Contracts.

               (1)  Form of Investment Advisory Agreement between the Registrant and Cheswold Lane Asset  Management,  LLC, is electronically filed herewith as Exhibit No. EX-99.d.1.

          (e)  Underwriting Contracts.

               Form of  Distribution  Agreement  between the  Registrant and UMB
               Distribution  Services,  LLC, is electronically filed herewith as
               Exhibit No. EX-99.e.1.

          (f)  Bonus or Profit Sharing Contracts.

               Not Applicable.

          (g)  Custodian Agreements.

               (1)  Form of Custody  Agreement  between the  Registrant  and UMB
                    Bank, N.A., is electronically  filed herewith as Exhibit No.
                    EX-99.g.1.

          (h)  Other Material Contracts.

               (1)  Form of Administration and Fund Accounting Agreement between
                    the   Registrant   and   UMB   Fund   Services,   Inc.,   is
                    electronically filed herewith as Exhibit No. EX-99.h.1.

               (2)  Form of Transfer Agency Agreement between the Registrant and
                    UMB Fund Services, Inc., is electronically filed herewith as
                    Exhibit No. EX-99.h.2.

          (i)  Legal Opinion.

               (1)  Legal  Opinion  of  Stradley  Ronon  Stevens  & Young,  LLP,
                    counsel to the Registrant, to be filed by amendment.

          (j)  Other Opinions.

               (1)  Consent of Independent Registered Public Accounting Firm for
                    the Registrant, to be filed by amendment.

          (k)  Omitted Financial Statements.

               Not Applicable.

          (l)  Initial Capital Agreements.

               (1)  Letter of  Understanding  Relating to Initial  Capital to be
                    filed by amendment.

          (m)  Rule 12b-1 Plan.

               Not applicable.

          (n)  Rule 18f-3 Plan.

               Not applicable.

          (p)  Codes of Ethics.

               (1)  Codes of  Ethics  of  Registrant  and  Cheswold  Lane  Asset
                    Management, LLC to be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

         None.

ITEM 25. INDEMNIFICATION

          Under the terms of the Delaware  Statutory  Trust Act ("DSTA") and the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the By-Laws of the Registrant.

          Subject to the standards and restrictions set forth in the Declaration of Trust,  DSTA,  Section 3817,  permits a statutory trust to indemnify and hold harmless any trustee,  beneficial owner or other person from and against any and all claims  and  demands  whatsoever.  DSTA,  Section  3803  protects  trustees, officers,  managers  and other  employees,  when acting in such  capacity,  from liability to any person other than the  Registrant or  beneficial  owner for any act, omission or obligation of the Registrant or any trustee thereof,  except as otherwise provided in the Declaration of Trust.

     (a)  Indemnification  of the  Trustees and  officers of the  Registrant  is provided for in Article VII of the  Registrant's  Agreement and  Declaration  of
Trust dated April 12, 2006, as filed herewith;

     (b) Form of  Investment  Advisory  Agreement  between  the  Registrant  and
Cheswold  Lane  Asset  Management,  LLC,  as  provided  for in  Section 7 of the
Agreement, as filed herewith;

     (c)  Form  of  Distribution   Agreement  between  the  Registrant  and  UMB
Distribution  Services,  LLC, as provided for in Section 4 of the Agreement,  as filed herewith;

     (d) Custodian Agreement, as provided for in Section 8 of the Agreement, as filed herewith;

     (e)  Form of  Administration  and Fund  Accounting  Agreement  between  the
Registrant  and UMB Fund  Services,  Inc.,  as provided  for in Section 5 of the
Agreement, as filed herewith; and

     (f) Form of Transfer Agency  Agreement  between the Registrant and UMB Fund
Services,  Inc.,  as  provided  for in  Article  IX of the  Agreement,  as filed herewith;

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

[Item 26 to be completed by amendment]

     Cheswold  Lane Asset  Management,  LLC, a  Pennsylvania  limited  liability company,  is a federally  registered  investment  adviser.  Cheswold  Lane Asset
Management,  LLC,  is  primarily  engaged  in  providing  investment  management services.  Additional information regarding Cheswold Lane Asset Management, LLC, and  information  as to the  officers  and  directors  of  Cheswold  Lane  Asset
Management,  LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange  Commission ("SEC")  (registration  number [ ]) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

[Item 27 to be completed by amendment]

(a)  UMB Distribution  Services, LLC will serve as principal underwriter for the following other investment companies:

(b)  Herewith is the information required by the following table with respect to each  director,  officer or partner of the  underwriter  named in answer to
     Item 20 of Part B:

                             Positions and Offices with    Positions and Offices with
 Name and Business Address           Underwriter                  the Registrant

(c)      Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

[List of Locations of Accounts and Records to be completed by amendment]

     The  accounts,  books and other  documents  required  to be  maintained  by
Section  31(a) of the  Investment  Company Act of 1940,  as  amended,  and rules
promulgated   thereunder,   are   maintained  in  the  physical   possession  of
[_______________]

ITEM 29. MANAGEMENT SERVICES

          There are no  management  related  service  contracts not discussed in
Part A or Part B.

ITEM 30. UNDERTAKINGS

     The Registrant  shall  undertake to file an amendment to this  Registration
Statement  with  certified  financial  statements  showing the  initial  capital received before accepting subscriptions from more than 25 persons.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  duly authorized,  in the City of West  Conshohocken,  and State of
Pennsylvania, on the 19th day of April, 2006.

                                  CHESWOLD LANE FUNDS

                                  By:  /s/Eric F. Scharpf
                                       President and Chief Executive Officer

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

    Signature                Title                                 Date

/s/Eric F. Scharpf           Trustee, President and          April 19, 2006
Eric F. Scharpf              Chief Executive Officer

/s/George E. Boudreau        Trustee                         April 19, 2006
George E. Boudreau

/s/Matthew H. Taylor         Treasurer                       April 19, 2006
Matthew H. Taylor

                                 EXHIBITS INDEX

EXHIBITS                                                            EXHIBIT NO.

Agreement and Declaration of Trust                                   EX-99.a.1

Certificate of Trust                                                 EX-99.a.2

By-Laws                                                              EX-99.b.1

Form of Investment Advisory Agreement between the
Registrant and Cheswold Lane Asset Management, LLC                   EX-99.d.1

Form of Distribution Agreement between the
Registrant and UMB Distribution Services, LLC                        EX-99.e.1

Form of Custody  Agreement  between the  Registrant
and UMB Bank, N.A.                                                   EX-99.g.1

Form of Administration and Fund Accounting Agreement
between the Registrant and UMB Fund Services, Inc.                   EX-99.h.1

Form of Transfer Agency Agreement between the
Registrant and UMB Fund Services, Inc.                               EX-99.h.2